UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
 (Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Tané T. Tyler
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  May 31

Date of reporting period: August 31, 2006

Item 1 - Schedule of Investments.

Westcore MIDCO Growth Fund
Statement of Investments, August 31, 2006 (Unaudited)
			Market
		Shares	Value
Common Stocks	96.56%
Consumer Discretionary	16.91%
Hotels - Restaurants - Leisure	4.91%
International Game Technology		84,700	3,276,196
Scientific Games Corp. **		82,400	2,395,368
Wynn Resorts Ltd. **		42,800	3,313,148
			8,984,712

Household Durables	0.98%
Tempur-Pedic International Inc. **		111,700	1,792,785

Internet & Catalog Retail	1.50%
Coldwater Creek Inc. **		99,800	2,741,506

Leisure Equipment & Products	0.97%
Pool Corp.		46,600	1,774,062

Specialty Retail	4.59%
Aeropostale Inc. **		76,200	1,935,480
Bed Bath & Beyond Inc. **		70,400	2,374,592
GameStop Corp. **		65,500	2,861,040
Ross Stores Inc.		50,300	1,231,847
			8,402,959

Textiles & Apparel	3.96%
Coach Inc. **		132,500	4,000,175
Polo Ralph Lauren Corp.		55,000	3,244,450
			7,244,625

Total Consumer Discretionary			30,940,649
(Cost $27,677,749)

Consumer Staples	2.78%
Beverages	1.70%
Constellation Brands Inc. **		114,000	3,111,060

Food & Drug Retailing	1.08%
United Natural Foods Inc. **		68,300	1,984,115

Total Consumer Staples			5,095,175
(Cost $4,281,749)

Energy	9.52%
Energy Equipment & Services	8.23%
BJ Services Co.		81,400	2,792,834
FMC Technologies Inc. **		75,900	4,464,438
Grant Prideco Inc. **		68,900	2,861,417
Nabors Industries Inc. **		61,800	2,031,984
Noble Corp.		44,500	2,909,855
			15,060,528

Oil & Gas	1.29%
Range Resources Corp.		84,000	2,350,320

Total Energy			17,410,848
(Cost $11,312,302)

Financials	13.16%
Banks	3.52%
Marshall & Ilsley Corp.		72,300	3,371,349
Zions Bancorporation		38,800	3,064,812
			6,436,161

Diversified Financials	8.09%
Ambac Financial Group Inc.		40,850	3,537,201
Eaton Vance Corp.		114,000	3,031,260
State Street Corp.		55,600	3,436,080
T Rowe Price Group Inc.		108,800	4,793,728
			14,798,269

Insurance	1.55%
HCC Insurance Holdings Inc.		87,350	2,838,002

Total Financials			24,072,432
(Cost $15,881,401)

Healthcare	22.93%
Biotechnology	4.35%
Amylin Pharmaceuticals Inc. **		49,800	2,257,434
Celgene Corp. **		55,300	2,250,157
Digene Corp. **		33,100	1,378,615
Medimmune Inc. **		74,600	2,061,944
			7,948,150

Healthcare Equipment & Supplies	7.26%
Beckman Coulter Inc.		50,600	2,771,362
Haemonetics Corp. **		31,500	1,467,270
Illumina Inc. **		28,000	943,040
Kinetic Concepts Inc. **		46,100	1,456,760
St. Jude Medical Inc. **		59,300	2,159,113
Thermo Electron Corp. **		41,600	1,630,720
Ventana Medical Systems Inc. **		61,300	2,859,032
			13,287,297

Healthcare Providers & Services	5.33%
Covance Inc. **		39,900	2,508,513
DaVita Inc. **		67,950	3,965,562
Laboratory Corporation of America **		47,900	3,277,318
			9,751,393

Pharmaceuticals	4.93%
Allergan Inc.		28,000	3,207,680
Endo Pharmaceuticals **		101,700	3,359,151
Forest Laboratories Inc. **		49,100	2,454,018
Human Genome Sciences Inc. **		173,200	1,945,036
			10,965,885

Total Healthcare			41,952,725
(Cost $32,261,863)

Industrials	10.80%
Airlines	1.83%
AMR Corp. **		68,300	1,410,395
Continental Airlines Inc. **		76,900	1,929,421
			3,339,816

Commercial Services & Supplies	2.24%
ChoicePoint Inc. **		38,200	1,380,930
Fidelity National Information Services Inc.		74,200	2,718,688
			4,099,618

Construction & Engineering	1.02%
Jacobs Engineering Group Inc. **		21,500	1,872,435

Electrical Equipment	1.14%
Rockwell Automation Inc.		36,900	2,080,422

Machinery	4.57%
Dover Corp.		90,800	4,414,696
Oshkosh Truck Corp.		76,500	3,955,050
			8,369,746

Total Industrials			19,762,037
(Cost $17,725,479)

Information Technology	19.21%
Communication Equipment	1.28%
Research In Motion Ltd. **		28,300	2,334,750

Computers & Peripherals	1.83%
SanDisk Corp. **		56,900	3,352,548

Internet Software & Services	3.12%
Akamai Technologies Inc. **		29,200	1,144,640
Digital River Inc. **		58,300	2,829,882
NeuStar Inc. **		61,300	1,729,886
			5,704,408

Semiconductors & Semiconductor Equipment	6.33%
Intersil Corp.		57,900	1,467,765
Micron Technology Inc. **		163,600	2,827,008
NVIDIA Corp. **		106,600	3,103,126
Silicon Laboratories Inc. **		53,200	1,876,364
Varian Semiconductor Equipment **		65,600	2,316,336
			11,590,599

Software	6.65%
Activision Inc. **		221,700	2,859,930
Amdocs Ltd. **		52,100	1,977,195
Electronic Arts Inc. **		51,000	2,599,470
Red Hat Inc. **		72,700	1,689,548
RSA Security Inc. **		109,100	3,038,435
			12,164,578

Total Information Technology			35,146,883
(Cost $28,798,553)

Telecommunication Services	1.25%
Wireless Telecommunication Services	1.25%
NII Holdings Inc. **		42,800	2,283,380

Total Telecommunication Services			2,283,380
(Cost $2,142,201)

Total Common Stocks			176,664,129
(Cost $140,081,297)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	3.28%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares
		5,993,925	5,993,925

Total Money Market Mutual Funds			5,993,925
(Cost $5,993,925)

Total Investments		99.84%	182,658,054
(Cost $146,075,222)

Other Assets in Excess of Liabilities		0.16%	289,123
NET ASSETS		100.00%	182,947,177

See Legend and Notes to Statements of Investments

Westcore Growth Fund
Statement of Investments, August 31, 2006 (Unaudited)

			Market
		Shares	Value
Common Stocks	97.90%
Consumer Discretionary	12.47%
Hotels - Restaurants - Leisure	4.27%
Las Vegas Sands Corp. **		61,860	4,318,447
Marriott International Inc.		84,320	3,175,491
MGM Mirage **		85,660	3,056,349
			10,550,287

Media	2.57%
CBS Corp.		136,590	3,899,644
Comcast Corp. **		70,110	2,453,850
			6,353,494

Multiline Retail	2.43%
Federated Department Stores Inc.		34,050	1,293,219
JC Penney Co. Inc.		18,450	1,163,088
Nordstrom Inc.		94,900	3,544,515
			6,000,822

Specialty Retail	1.85%
Best Buy Inc.		97,280	4,572,160

Textiles & Apparel	1.35%
Coach Inc. **		110,810	3,345,354

Total Consumer Discretionary			30,822,117
(Cost $29,428,257)

Consumer Staples	5.42%
Beverages	1.02%
PepsiCo Inc.		38,630	2,521,767

Food & Drug Retailing	2.07%
CVS Corp.		116,760	3,917,298
Walgreen Co.		24,410	1,207,319
			5,124,617

Household Products	1.30%
Colgate Palmolive Co.		53,670	3,212,686

Tobacco	1.03%
Altria Group Inc.		30,510	2,548,500

Total Consumer Staples			13,407,570
(Cost $12,366,019)

Energy	4.48%
Energy Equipment & Services	4.48%
Baker Hughes Inc.		66,480	4,732,046
Schlumberger Ltd.		53,080	3,253,804
Transocean Inc. **		46,320	3,091,860

Total Energy			11,077,710
(Cost $7,501,986)

Financials	10.56%
Banks	2.33%
Bank of America Corp.		64,440	3,316,727
UBS AG		43,190	2,451,896
			5,768,623

Diversified Financials	7.08%
American Express Co.		115,300	6,057,862
Franklin Resources Inc.		25,460	2,505,519
Goldman Sachs Group Inc.		51,850	7,707,502
Nuveen Investments Inc.		25,770	1,230,260
			17,501,143

Insurance	1.15%
Assurant Inc.		55,110	2,835,409

Total Financials			26,105,175
(Cost $24,032,584)

Healthcare	18.86%
Biotechnology	7.29%
Genentech Inc. **		67,490	5,569,275
Genzyme Corp. **		43,970	2,912,133
Gilead Sciences Inc. **		150,560	9,545,504
			18,026,912

Healthcare Equipment & Supplies	0.89%
Hospira Inc. **		60,320	2,209,522

Healthcare Providers & Services	3.44%
Medco Health Solutions Inc. **		54,610	3,460,636
WellPoint Inc. **		65,030	5,033,972
			8,494,608

Pharmaceuticals	7.24%
Allergan Inc.		35,980	4,121,869
Novartis AG		109,120	6,232,934
Shire Pharmaceutical		69,440	3,558,800
Wyeth		81,670	3,977,329
			17,890,932

Total Healthcare			46,621,974
(Cost $40,341,621)

Industrials	12.66%
Aerospace & Defense	6.46%
General Dynamics Corp.		55,210	3,729,436
Precision Castparts Corp.		95,060	5,555,307
United Technologies Corp.		106,540	6,681,123
			15,965,866

Air Freight & Couriers	1.43%
FedEx Corp.		34,940	3,529,988

Electrical Equipment	1.31%
Rockwell Automation Inc.		57,590	3,246,924

Machinery	3.46%
Caterpillar Inc.		68,930	4,573,505
Danaher Corp.		60,140	3,986,681
			8,560,186

Total Industrials			31,302,964
(Cost $28,657,369)

Information Technology	27.94%
Communication Equipment	7.57%
Cisco Systems Inc. **		135,960	2,989,760
Corning Inc. **		279,170	6,208,741
Motorola Inc.		132,410	3,095,746
QUALCOMM Inc.		170,315	6,415,766
			18,710,013

Computers & Peripherals	2.88%
Apple Computer Inc. **		104,780	7,109,323

Electronic Equipment - Supplies	0.74%
Jabil Circuit Inc.		45,830	1,229,619
Marvell Technology Group Ltd. **		34,730	608,122
			1,837,741

Internet Software & Services	4.03%
Google Inc. **		15,380	5,821,791
Yahoo! Inc. **		143,440	4,133,941
			9,955,732

IT Consulting & Services	1.77%
Cognizant Technology Solutions **		62,620	4,377,764

Semiconductor Equipment & Products	6.57%
Applied Materials Inc.		180,840	3,052,579
Intel Corp.		245,590	4,798,829
NVIDIA Corp. **		45,150	1,314,317
Texas Instruments Inc.		217,390	7,084,740
			16,250,465

Software	4.38%
Adobe Systems Inc. **		95,900	3,110,996
Microsoft Corp.		199,510	5,125,412
Oracle Corp. **		165,920	2,596,648
			10,833,056

Total Information Technology			69,074,094
(Cost $61,454,250)

Materials	2.32%
Chemicals	1.00%
EI Du Pont de Nemours & Co.		62,100	2,482,137

Metals & Mining	1.32%
Phelps Dodge Corp.		36,470	3,264,065

Total Materials			5,746,202
(Cost $5,523,771)

Telecommunication Services	3.19%
Wireless Telecommunication Services	3.19%
America Movil SA de CV ADS		110,940	4,139,171
NII Holdings Inc. **		70,370	3,754,240

Total Telecommunication Services			7,893,411
(Cost $4,978,348)

Total Common Stocks			242,051,217
(Cost $214,284,205)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	3.34%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares
		8,256,941	8,256,941

Total Money Market Mutual Funds			8,256,941
(Cost $8,256,941)

Total Investments		101.24%	250,308,158
(Cost $222,541,146)

Liabilities in Excess of Other Assets		(1.24)	(3,061,810)
NET ASSETS		100.00%	247,246,348

See Legend and Notes to Statement of Investments

Westcore Select Fund
Statement of Investments, August 31, 2006 (Unaudited)

			Market
		Shares	Value
Common Stocks	94.20%
Consumer Discretionary	12.10%
Household Durables	4.52%
Tempur-Pedic International Inc. **		30,600	491,130

Specialty Retail	2.21%
GameStop Corp. **		5,500	240,240

Textiles & Apparel	5.37%
Aeropostale Inc. **		11,200	284,480
Coach Inc. **		9,900	298,881
			583,361

Total Consumer Discretionary			1,314,731
(Cost $1,196,149)

Consumer Staples	5.12%
Beverages	5.12%
Constellation Brands Inc. **		20,400	556,716

Total Consumer Staples			556,716
(Cost $502,397)

Financials	13.04%
Banks	8.79%
Marshall & Ilsley Corp.		11,000	512,930
Zions Bancorporation		5,600	442,344
			955,274

Diversified Financials	4.25%
T Rowe Price Group Inc.		10,500	462,630

Total Financials			1,417,904
(Cost $1,163,322)

Healthcare	24.27%
Biotechnology	2.45%
Digene Corp. **		6,400	266,560

Healthcare Providers & Services	17.17%
DaVita Inc. **		10,600	618,616
Genesis Healthcare Corp. **		10,600	482,724
Kinetic Concepts Inc. **		9,500	300,200
Laboratory Corporation of America **		6,800	465,256
			1,866,796

Pharmaceuticals	4.65%
Endo Pharmaceuticals **		15,300	505,359

Total Healthcare			2,638,715
(Cost $2,231,893)

Industrials	13.52%
Airlines	2.77%
Continental Airlines Inc. **		12,000	301,080

Machinery	10.75%
Dover Corp.		11,600	563,992
Oshkosh Truck Corp.		11,700	604,890
			1,168,882

Total Industrials			1,469,962
(Cost $1,445,239)

Information Technology	26.15%
Computers & Peripherals	6.29%
SanDisk Corp. **		11,600	683,472

Internet Software & Services	4.31%
NeuStar Inc. **		16,600	468,452

Semiconductors & Semiconductor Equipment	5.07%
Micron Technology Inc. **		31,900	551,232

Software	10.48%
Amdocs Ltd. **		14,700	557,865
Electronic Arts Inc. **		11,400	581,058
			1,138,923

Total Information Technology			2,842,079
(Cost $2,562,935)

Total Common Stocks			10,240,107
(Cost $9,101,935)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	4.60%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares
		500,620	500,620

Total Money Market Mutual Funds			500,620
(Cost $500,620)

Total Investments		98.80%	10,740,727
(Cost $9,602,555)

Other Assets in Excess of Liabilities		1.20%	130,337
NET ASSETS		100.00%	10,871,064

See Legend and Notes to Statement of Investments

Westcore International Frontier Fund
Statement of Investments, August 31, 2006 (Unaudited)

				Market
			Shares	Value
Common Stocks	94.61%
Commercial Services	14.83%
Advertising - Marketing Services	2.83%
Clear Media Ltd. (Hong Kong) **			126,000	142,570
Observer AB (Sweden) **			61,300	268,147
PubliGroupe SA (Switzerland)			700	224,073
So-net M3 Inc. (Japan) **			100	368,840
				1,003,630

Financial Publishing - Services	1.11%
Alma Media OYJ (Finland)			15,200	145,661
Iress Market Technology Ltd. (Australia)			55,600	246,213
				391,874

Miscellaneous Commercial Services	7.81%
Curanum AG (Germany)			18,400	167,605
Eurofins Scientific (France) **			2,700	170,430
GST Holdings Ltd. (Hong Kong)			388,000	143,681
Intrum Justitia AB (Sweden)			24,100	214,502
ITE Group PLC (United Kingdom)			155,200	355,346
Prosegur Cia de Seguridad SA (Spain)			7,200	193,709
Raffles Education Corp. Ltd. (Singapore)			111,000	184,794
SAI Global Ltd. (Australia)			88,300	229,218
Savills PLC (United Kingdom)			35,600	354,170
Secom Techno Service (Japan)			12,600	574,215
Techem AG (Germany)			3,900	178,924
				2,766,594

Personnel Services	3.08%
Accident Exchange Group PLC (United Kingdom)			55,000	367,574
En-Japan Inc. (Japan)			100	482,133
Seek Ltd. (Australia)			60,900	242,715
				1,092,422

Total Commercial Services				5,254,520
(Cost $5,218,320)

Communications	1.22%
Specialty Telecommunications	1.22%
Genesys S.A. (France) **			128,985	173,511
Reverse Corp. Ltd. (Australia)			123,000	258,254

Total Communications				431,765
(Cost $426,706)

Consumer Durables	7.10%
Electronics - Appliances	2.37%
Alpine Electronics, Inc. (Japan)			39,500	547,775
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)			41,100	96,943
G.U.D. Holdings Ltd. (Australia)			35,900	193,786
				838,504

Home Furnishings	1.20%
Ekornes ASA (Norway)			11,700	235,036
HTL International Holdings (Singapore)			254,300	192,291
				427,327

Homebuilding	1.69%
Nihon Eslead Corp. (Japan)			19,600	599,378

Other Consumer Specialties	0.51%
Bijou Brigitte AG (Germany)			700	180,706

Recreational Products	1.33%
Amer Sports OYJ (Finland)			6,600	146,704
JUMBO SA (Greece)			12,100	158,739
Rodriguez Group (France)			3,200	164,807
				470,250

Total Consumer Durables				2,516,165
(Cost $2,425,927)

Consumer Non-Durables	5.71%
Apparel - Footwear Retail	0.82%
Folli - Follie SA (Greece)			6,200	166,011
Prime Success International Group (Hong Kong)			228,000	125,474
				291,485

Beverages: Alcoholic	0.48%
Baron de Ley SA (Spain) **			3,200	168,373

Consumer Sundries	0.58%
OSIM International Ltd. (Singapore)			185,000	205,719

Food: Major Diversified	0.52%
Cremonini SpA (Italy)			65,300	184,050

Food: Specialty - Candy	2.67%
Barry Callebaut AG (Switzerland) **			500	222,813
Hiestand Holding AG (Switzerland)			200	211,074
Unicharm Petcare Corp. (Japan)			12,300	512,347
				946,234

Household - Personal Care	0.64%
Mcbride PLC (United Kingdom)			72,700	228,399

Total Consumer Non-Durables				2,024,260
(Cost $2,015,825)

Consumer Services	9.14%
Broadcasting	0.66%
Macquarie Media Group Ltd. (Australia)			103,900	234,016

Casinos - Gaming	1.07%
IG Group Holdings PLC (United Kingdom)			84,500	379,703

Hotels - Resorts - Cruiselines	1.42%
San-A Co. Ltd. (Japan)			14,900	501,342

Movies - Entertainment	0.73%
Endemol NV (Netherlands)			13,800	258,126

Other Consumer Services	2.69%
InvoCare Ltd. (Australia)			71,600	284,266
Renaissance Inc. (Japan)			27,000	480,685
Trader Classified Media NV (Netherlands) **			12,900	188,405
				953,356

Publishing: Books - Magazines	1.69%
Bloomsbury Publishing PLC (United Kingdom)			38,700	238,006
Informa Group PLC (United Kingdom)			43,326	361,325
				599,331

Publishing: Newspapers	0.88%
Independent News & Media PLC (Ireland)			36,800	117,866
Schibsted ASA (Norway)			6,600	193,657
				311,523

Total Consumer Services				3,237,397
(Cost $3,160,377)

Distribution Services	7.90%
Electronics Distributors	1.10%
Diploma PLC (United Kingdom)			16,500	229,655
Esprinet SpA (Italy)			9,300	158,823
				388,478

Medical Distributors	0.48%
Audika (France)			7,200	170,649

Wholesale Distributors	6.32%
As One Corp. (Japan)			20,300	503,199
Cia de Distribucion Integral Logista SA (Spain)			2,900	176,106
KS Energy Services Ltd. (Singapore)			131,940	209,595
Misumi Group Inc. (Japan)			46,160	855,215
United Arrows Ltd. (Japan)			28,000	496,103
				2,240,218

Total Distribution Services				2,799,345
(Cost $2,731,650)

Electronic Technology	3.03%
Computer Peripherals	1.30%
Lectra SA (France)			74,142	461,636

Electronic Equipment - Instruments	0.78%
Kudelski SA (Switzerland)			9,400	275,314
				275,314

Telecommunications Equipment	0.95%
VTECH Holdings Ltd. (Hong Kong)			27,500	134,189
Wavecom SA (France) **			16,300	201,936
				336,125

Total Electronic Technology				1,073,075
(Cost $1,032,970)

Finance	9.29%
Finance - Rental - Leasing	2.30%
Coates Hire Ltd. (Australia)			50,400	226,264
Helphire Group PLC (United Kingdom)			35,600	260,798
Kensington Group PLC (United Kingdom)			20,800	329,109
				816,171

Financial Conglomerates	0.52%
Azimut Holding SpA (Italy)			16,400	182,584

Investment Banks - Brokers	0.69%
London Capital Group Holdings PLC (United Kingdom) **			111,700	244,583

Major Banks	0.60%
Bank Sarasin & Cie AG (Switzerland)			75	210,830

Multi-Line Insurance	0.70%
Wellington Underwriting PLC (United Kingdom)			139,200	245,827

Property Casualty Insurance	1.01%
Admiral Group PLC (United Kingdom)			27,800	358,351

Real Estate Development	1.92%
Countrywide PLC (United Kingdom)			25,700	199,405
Kenedix Inc. (Japan)			100	482,133
				681,538

Regional Banks	1.55%
The Bank of Okinawa Ltd. (Japan)			12,500	550,492

Total Finance				3,290,376
(Cost $3,193,168)

Health Technology	7.22%
Medical Specialties	5.55%
Bespak PLC (United Kingdom)			29,300	374,897
Elekta AB (Sweden)			14,036	247,917
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)			87,990	234,064
Mani Inc. (Japan)			9,607	613,761
Sysmex Corp. (Japan)			12,000	493,718
				1,964,357

Pharmaceuticals - Other	1.67%
EPS Co. Ltd. (Japan)			239	462,141
Icon PLC (Ireland) **			1,900	130,805
				592,946

Total Health Technology				2,557,303
(Cost $2,937,830)

Industrial Services	5.41%
Contact Drilling	0.33%
Songa Offshore ASA (Norway) **			14,100	118,206

Engineering & Construction	3.31%
Connaught PLC (United Kingdom)			63,000	243,807
Koninklijke Boskalis Westminster (Netherlands)			3,400	214,267
Mears Group PLC (United Kingdom)			68,500	376,607
Speedy Hire PLC (United Kingdom)			20,400	339,288
				1,173,969

Environmental Services	0.51%
Transpacific Industries Group Ltd. (Australia)			32,300	178,792

Oilfield Services - Equipment	1.26%
ProSafe ASA (Norway)			3,824	254,954
RaySearch Laboratories AB (Sweden) **			11,700	192,933
				447,887

Total Industrial Services				1,918,854
(Cost $1,857,815)

Process Industries	4.77%
Agricultural Commodities - Milling	0.33%
Iaws Group PLC (Ireland)			5,900	118,295

Chemicals: Major Diversified	1.05%
Kemira OYJ (Finland)			8,400	136,135
Victrex PLC (United Kingdom)			16,300	236,182
				372,317

Containers - Packaging	2.30%
Goodpack Ltd. (Singapore) **			170,700	190,902
Guala Closures Spa (Italy) **			29,800	174,474
Mayr Melnhof Karton AG (Austria)			1,100	193,055
MJ Maillis SA (Greece)			45,900	147,012
Singamas Container Holdings Ltd. (Hong Kong)			210,000	107,737
				813,180

Industrial Specialities	1.09%
Fluegger A/S (Denmark)			2,000	226,024
SGL Carbon AG (Germany) **			8,500	159,208
				385,232

Total Process Industries				1,689,024
(Cost $1,726,258)

Producer Manufacturing	9.50%
Auto Parts: Original Equipment Manufacturer	0.59%
Haldex AB (Sweden)			11,000	208,713

Electrical Products	0.48%
Pfeiffer Vacuum Technology AG (Germany)			2,710	169,464

Industrial Machinery	3.71%
Andritz AG (Austria)			1,100	173,536
Bobst Group AG (Switzerland)			5,300	226,063
Interpump Group SpA (Italy)			20,000	173,980
Nabtesco Corp. (Japan)			48,000	541,761
Rational AG (Germany)			1,100	199,425
				1,314,765

Metal Fabrication	1.60%
Draka Holding NV (Netherlands) **			12,800	232,370
Metka SA (Greece)			16,300	155,785
Sabaf SpA (Italy)			6,300	178,374
				566,529

Miscellaneous Manufacturing	0.43%
MasterFlex AG (Germany)			5,300	152,845

Office Equipment - Supplies	1.22%
Domino Printing Sciences PLC (United Kingdom)			44,600	253,486
Neopost (France)			1,530	178,864
				432,350

Trucks - Construction - Farm Machinery	1.47%
KCI Konecranes OYJ (Finland)			7,700	152,905
Palfinger AG (Austria)			1,900	187,432
Pinguely-Haulotte (France)			6,100	179,823
				520,160

Total Producer Manufacturing				3,364,826
(Cost $3,239,590)

Retail Trade	5.61%
Apparel - Footwear Retail	2.93%
Giordano International Ltd. (Hong Kong)			233,500	132,404
Pal Co. Ltd. (Japan)			8,400	407,138
Point Inc. (Japan)			9,300	498,292
				1,037,834

Electronics - Appliance Stores	0.68%
JB Hi-Fi Ltd. (Australia)			63,100	240,402

Specialty Stores	2.00%
Beter BED Holdings (Netherlands)			9,000	181,026

Village Vanguard Co. Ltd. (Japan)			75	529,622
				710,648

Total Retail Trade				1,988,884
(Cost $2,165,322)

Technology Services	1.85%
Information Technology Services	0.66%
Swisslog Holding AG (Switzerland) **			220,100	232,466

Internet Software & Services	1.19%
Boss Media AB (Sweden) **			90,200	210,352
SurfControl PLC (United Kingdom) **			26,800	212,660
				423,012

Total Technology Services				655,478
(Cost $670,527)

Transportation	2.03%
Marine Shipping	2.03%
D/S Norden (Denmark)			500	265,354
Dfds A/S (Denmark)			3,300	277,721
Noble Group Ltd. (Hong Kong)			259,000	177,741

Total Transportation				720,816
(Cost $638,043)

Total Common Stocks				33,522,088
(Cost $33,440,328)

Warrants	0.04%
Process Industries	0.04%
Containers - Packaging	0.04%
Goodpack Ltd. - Warrants (Singapore) **			33,412	14,225

Total Process Industries				14,225
(Cost $1,214)

Total Warrants				14,225
(Cost $1,214)

			Principal	Market
			Amount	Value
Money Market Mutual Funds	4.29%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares
			1,520,816	1,520,816

Total Money Market Mutual Funds				1,520,816
(Cost $1,520,816)

Total Investments			98.94%	35,057,129
(Cost $34,962,358)

Other Assets in Excess of Liabilities			1.06%	375,827
NET ASSETS			100.00%	35,432,956

See Legend and Notes to Schedule of Investments

Westcore International Frontier Fund
Country Breakdown as of August 31, 2006

Country		%
Australia		6.59%
Austria		1.56%
Denmark		2.17%
Finland		1.64%
France		5.33%
Germany		3.41%
Greece		1.77%
Hong Kong		2.72%
Ireland		1.04%
Italy		2.97%
Japan		29.64%
Netherlands		2.50%
New Zealand		0.93%
Norway		2.26%
Singapore		2.82%
Spain		1.52%
Sweden		3.79%
Switzerland		4.52%
United Kingdom		17.47%
Cash Equivalents and Net Other Assets		5.35%
Net Assets		100%

Westcore Blue Chip Fund Statement of Investments, August 31, 2006 (Unaudited)
			Market
		Shares	Value
Common Stocks	96.94%
Capital Goods	8.26%
Aerospace & Defense	3.71%
General Dynamics Corp.		19,100	1,290,205
Raytheon Co.		22,300	1,052,783
			2,342,988

Electrical Equipment	1.73%
General Electric Co.		32,100	1,093,326

Industrial Products	2.82%
ITT Industries Inc.		12,300	602,085
Parker Hannifin Corp.		15,900	1,177,395
			1,779,480

Total Capital Goods			5,215,794
(Cost $3,924,840)

Commercial Services	3.86%
IT Services	1.64%
Computer Sciences Corp. **		21,900	1,037,622

Transaction Processing	2.22%
First Data Corp.		32,550	1,398,673

Total Commercial Services			2,436,295
(Cost $2,202,276)

Communications	1.39%
Telecomm Equipment & Solutions	1.39%
Nokia Corp.		42,000	876,960

Total Communications			876,960
(Cost $532,622)

Consumer Cyclicals	9.45%
Clothing & Accessories	2.36%
TJX Companies Inc.		55,700	1,489,975

Department Stores	0.99%
JC Penney Co. Inc.		9,900	624,096

Hotels & Gaming	1.66%
Starwood Hotels & Resorts Worldwide Inc.		19,700	1,049,222

Publishing & Media	2.95%
Walt Disney Co.		62,700	1,859,055

Restaurants	1.49%
Darden Restaurants Inc.		26,600	941,640

Total Consumer Cyclicals			5,963,988
(Cost $4,112,430)

Consumer Staples	6.80%
Consumer Products	2.39%
Colgate Palmolive Co.		25,200	1,508,472

Food & Agricultural Products	4.41%
Bunge Ltd.		21,300	1,200,042
Campbell Soup Co.		42,200	1,585,454
			2,785,496

Total Consumer Staples			4,293,968
(Cost $3,442,275)

Energy	9.36%
Exploration & Production	5.13%
Occidental Petroleum Corp.		33,800	1,723,462
XTO Energy Inc.		33,100	1,514,987
			3,238,449

Integrated Oils	2.13%
Marathon Oil Corp.		16,100	1,344,350

Oil Services	2.10%
Transocean Inc. **		19,900	1,328,325

Total Energy			5,911,124
(Cost $2,817,006)

Interest Rate Sensitive	27.06%
Integrated Financial Services	3.87%
Citigroup Inc.		49,466	2,441,147

Money Center Banks	2.27%
Bank of America Corp.		27,800	1,430,866

Property & Casualty Insurance	6.50%
ACE Ltd.		24,900	1,341,114
American International Group Inc.		23,800	1,518,916
MBIA Inc.		20,200	1,244,926
			4,104,956

Regional Banks	5.20%
The Bank of New York Co. Inc.		36,500	1,231,875
SunTrust Banks Inc.		9,000	687,600
US Bancorp		22,100	708,747
Wachovia Corp.		12,000	655,560
			3,283,782

Securities & Asset Management	3.82%
Merrill Lynch & Co., Inc		18,300	1,345,599
Morgan Stanley		16,200	1,065,798
			2,411,397

Specialty Finance	3.45%
Countrywide Financial Corp.		34,900	1,179,620
Freddie Mac		15,700	998,520
			2,178,140

Thrifts	1.95%
Washington Mutual Inc.		29,400	1,231,566

Total Interest Rate Sensitive			17,081,854
(Cost $15,558,627)

Medical - Healthcare	16.51%
Medical Technology	4.93%
Boston Scientific Corp. **		43,900	765,616
Medtronic Inc.		21,100	989,590
Zimmer Holdings Inc. **		19,900	1,353,200
			3,108,406

Pharmaceuticals	11.58%
Abbott Laboratories		44,350	2,159,845
Amgen Inc. **		23,600	1,603,148
Barr Pharmaceuticals Inc. **		19,150	1,081,975
Teva Pharmaceutical Industries Ltd.		71,000	2,467,960
			7,312,928

Total Medical - Healthcare			10,421,334
(Cost $9,372,224)

Technology	12.01%
Computer Software	5.68%
Microsoft Corp.		86,900	2,232,461
VeriSign Inc. **		66,800	1,352,032
			3,584,493

PC's & Servers	2.24%
International Business Machines Corp.		17,500	1,416,975

Semiconductors	4.09%
Altera Corp. **		26,200	530,026
Intel Corp.		105,000	2,051,700
			2,581,726

Total Technology			7,583,194
(Cost $7,782,134)

Transportation	2.24%
Railroads	2.24%
Norfolk Southern Corp.		33,050	1,412,227

Total Transportation			1,412,227
(Cost $1,183,068)

Total Common Stocks			61,196,738
(Cost $50,927,502)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	1.96%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares
		1,237,403	1,237,403

Total Money Market Mutual Funds			1,237,403
(Cost $1,237,403)

Total Investments		98.90%	62,434,141
(Cost $52,164,905)

Other Assets in Excess of Liabilities		1.10%	696,975
NET ASSETS		100.00%	63,131,116

See Legend and Notes to Statement of Investments

Westcore Mid-Cap Value Fund
Statement of Investments, August 31, 2006 (Unaudited)

			Market
		Shares	Value
Common Stocks	98.09%
Basic Materials	5.32%
Other Materials (Rubber & Plastic)	5.32%
Crown Holdings Inc. **		116,000	2,133,240
Pactiv Corp. **		64,900	1,734,777

Total Basic Materials			3,868,017
(Cost $2,954,575)

Capital Goods	1.11%
Industrial Products	1.11%
Parker Hannifin Corp.		10,850	803,443

Total Capital Goods			803,443
(Cost $668,216)

Commercial Services	4.74%
Distributors & Wholesalers	2.34%
ARAMARK Worldwide Corp.		51,900	1,701,801

Environmental - Pollution Control	1.52%
Waste Connections Inc. **		30,100	1,106,777

IT Services	0.88%
Computer Sciences Corp. **		13,400	634,892

Total Commercial Services			3,443,470
(Cost $3,016,276)

Communications	3.50%
Telecom Equipment & Solutions	3.50%
Adtran Inc.		51,750	1,287,022
CommScope Inc. **		43,100	1,258,951

Total Communications			2,545,973
(Cost $2,349,479)

Consumer Cyclicals	13.90%
Clothing & Accessories	2.39%
TJX Companies Inc.		64,900	1,736,075

Department Stores	1.40%
Federated Department Stores Inc.		26,800	1,017,864

Hotels & Gaming	2.27%
Starwood Hotels & Resorts Worldwide Inc.		30,950	1,648,397

Motor Vehicle Parts	2.01%
Autoliv Inc.		25,850	1,461,042

Restaurants	4.10%
Brinker International Inc.		39,200	1,508,024
Darden Restaurants Inc.		41,550	1,470,870
			2,978,894

Specialty Retail	1.73%
Office Depot Inc. **		34,150	1,258,086

Total Consumer Cyclicals			10,100,358
(Cost $8,473,615)

Consumer Staples	5.81%
Food & Agricultural Products	5.81%
Bunge Ltd.		28,200	1,588,788
Smithfield Foods Inc. **		46,400	1,393,392
Tyson Food Inc.		84,050	1,238,056

Total Consumer Staples			4,220,236
(Cost $4,254,705)

Energy	6.80%
Exploration & Production	6.80%
Denbury Resources Inc. **		36,600	1,134,966
Forest Oil Corp. **		22,100	748,527
Range Resources Corp.		49,600	1,387,808
XTO Energy Inc.		36,566	1,673,626

Total Energy			4,944,927
(Cost $3,432,061)

Interest Rate Sensitive	25.58%
Life & Health Insurance	2.67%
Nationwide Financial Services Inc.		21,650	1,048,077
Protective Life Corp.		19,500	897,585
			1,945,662

Other Banks	2.25%
Colonial BancGroup Inc.		66,850	1,637,157

Property Casualty Insurance	10.94%
Ambac Financial Group Inc.		23,700	2,052,183
Assured Guaranty Ltd.		51,750	1,384,312
First American Financial Corp.		25,900	1,052,058
PartnerRe Ltd.		21,700	1,395,310
Radian Group Inc.		34,500	2,065,860
			7,949,723

Regional Banks	3.16%
Marshall & Ilsley Corp.		27,950	1,303,308
UnionBanCal Corp.		16,550	991,345
			2,294,653

Securities & Asset Management	4.72%
Affiliated Managers Group Inc. **		15,150	1,401,829
Amvescap PLC.		97,100	2,027,448
			3,429,277

Specialty Finance	1.84%
American Capital Strategies Ltd.		34,500	1,336,185

Total Interest Rate Sensitive			18,592,657
(Cost $16,367,836)

Medical - Healthcare	8.01%
Medical Products & Supplies	1.23%
Mentor Corp.		18,400	893,136

Pharmaceuticals	6.78%
Barr Pharmaceuticals Inc. **		19,475	1,100,338
Biovail Corp.		97,050	1,585,797
Cephalon Inc. **		39,300	2,240,886
			4,927,021

Total Medical - Healthcare			5,820,157
(Cost $5,631,914)

Real Estate Investment Trusts (REITs)	5.57%
Office Properties	5.57%
AMB Property Corp.		13,100	731,373
Boston Properties Inc.		14,300	1,453,309
Mack-Cali Realty Corp.		35,100	1,865,565

Total Real Estate Investment Trusts (REITs)			4,050,247
(Cost $3,207,693)

Technology	7.62%
Computer Software	2.91%
VeriSign Inc. **		104,500	2,115,080

Semiconductors	3.69%
Altera Corp. **		51,700	1,045,891
Fairchild Semiconductor International Inc. **		90,600	1,633,518
			2,679,409

Technology Resellers & Distributors	1.02%
Ingram Micro Inc. **		41,300	743,400

Total Technology			5,537,889
(Cost $5,366,618)

Utilities	10.13%
Regulated Electric	7.39%
Centerpoint Energy Inc.		122,200	1,765,790
DPL Inc.		69,100	1,920,980
Westar Energy Inc.		69,150	1,686,568
			5,373,338

Regulated Gas	2.74%
NiSource Inc.		93,850	1,986,805

Total Utilities			7,360,143
(Cost $6,659,263)

Total Common Stocks			71,287,517
(Cost $62,382,251)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	2.83%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares
		2,057,890	2,057,890

Total Money Market Mutual Funds			2,057,890
(Cost $2,057,890)

Total Investments		100.92%	73,345,407
(Cost $64,440,141)

Liabilities in Excess of Other Assets		(0.92)%	(665,098)
NET ASSETS		100.00%	72,680,309

See Legend and Notes to Statement of Investments

Westcore Small Cap Opportunity Fund
Statement of Investments, August 31, 2006 (Unaudited)

			Market
		Shares	Value
Common Stocks	96.09%
Basic Materials	7.09%
Other Materials (Rubber & Plastic)	7.09%
A. Schulman Inc.		16,625	392,184
Crown Holdings Inc. **		36,475	670,775
Spartech Corp.		20,250	456,233

Total Basic Materials			1,519,192
(Cost $991,612)

Capital Goods	11.92%
Electrical Equipment	4.09%
General Cable Corp. **		22,745	876,365

Engineering & Construction	3.30%
EMCOR Group Inc. **		10,385	575,744
Insituform Technologies Inc. **		5,775	132,536
			708,280

Industrial Products	1.33%
Flanders Corp. **		28,275	284,164

Machinery	3.20%
Columbus McKinnon Corp. **		9,500	175,655
Manitowoc Co. Inc		11,525	509,405
			685,060

Total Capital Goods			2,553,869
(Cost $1,422,556)

Commercial Services	5.45%
Business Products & Services	3.62%
Quanta Services Inc. **		19,450	344,848
Source Interlink Cos. Inc. **		39,000	430,950
			775,798

Environmental - Pollution Control	1.83%
Waste Connections Inc. **		10,650	391,601

Total Commercial Services			1,167,399
(Cost $945,497)

Communications	6.32%
Telecomm Equipment & Solutions	6.32%
Belden CDT Inc.		11,550	412,797
CommScope Inc. **		11,800	344,678
Novatel Wireless Inc. **		31,775	354,291
Superior Essex Inc. **		6,800	242,828

Total Communications			1,354,594
(Cost $1,100,899)

Consumer Cyclicals	8.45%
Apparel & Footwear Manufacturers	2.58%
Paxar Corp. **		11,050	215,143
Wolverine World Wide Inc.		13,350	336,821
			551,964

Clothing & Accessories	1.10%
Hot Topic Inc. **		23,975	236,873

Motor Vehicle Parts	1.98%
Cooper Tire & Rubber Co.		17,650	173,500
CSK Auto Corp. **		21,950	251,766
			425,266

Recreation & Leisure	0.88%
WMS Industries Inc. **		7,000	187,600

Specialty Retail	1.91%
Zale Corp. **		15,275	408,607

Total Consumer Cyclicals			1,810,310
(Cost $1,944,482)

Consumer Staples	2.28%
Grocery & Convenience	2.28%
Casey's General Stores Inc.		20,650	488,166

Total Consumer Staples			488,166
(Cost $433,798)

Energy	5.86%
Exploration & Production	5.86%
ATP Oil and Gas Corp. **		6,240	243,984
Berry Petroleum Co.		15,775	492,653
Carrizo Oil & Gas Inc. **		11,875	330,837
Denbury Resources Inc. **		6,050	187,611

Total Energy			1,255,085
(Cost $760,645)

Interest Rate Sensitive	18.05%
Insurance - Real Estate Brokers	2.52%
Clark Inc.		41,850	540,284

Other Banks	4.07%
City Holding Co.		5,000	196,900
First Community Bancorp Inc.		7,650	410,116
State National Bancshares Inc.		6,975	265,050
			872,066

Property Casualty Insurance	4.78%
IPC Holdings Ltd.		13,000	363,350
Triad Guaranty Inc. **		8,850	444,889
United America Indemnity Ltd. **		10,025	215,337
			1,023,576

Securities & Asset Management	3.15%
Piper Jaffray Cos. **		11,525	675,135

Specialty Finance	3.53%
Advanta Corp.		8,250	279,345
KKR Financial Corp.		20,000	478,200
			757,545

Total Interest Rate Sensitive			3,868,606
(Cost $3,037,093)

Medical - Healthcare	11.32%
Medical Products & Supplies	4.40%
Molecular Devices Corp. **		14,250	342,142
Orthofix Intl. N.V. **		10,450	410,581
STERIS Corp.		8,000	190,240
			942,963

Medical Technology	2.41%
Kendle International Inc. **		19,550	516,511

Pharmaceuticals	4.51%
K-V Pharmaceutical Co. - Class A **		24,675	550,993
Sciele Pharma Inc. **		23,775	416,062
			967,055

Total Medical - Healthcare			2,426,529
(Cost $2,597,444)

Real Estate Investment Trusts (REITs)	3.71%
Hotels	1.94%
Winston Hotels Inc.		34,825	414,766

Office Properties	1.77%
PS Business Parks Inc.		6,225	380,472

Total Real Estate Investment Trusts (REITs)			795,238
(Cost $681,903)

Technology	13.01%
Computer Software	3.24%
Epicor Software Corp. **		56,100	694,518

Electronic Equipment	2.16%
X-Rite Inc.		52,150	463,613

Peripherals	2.09%
Neoware Inc. **		34,700	447,630

Semiconductor Capital Equipment	2.15%
ChipMOS Technologies Bermuda Ltd. **		43,450	262,873
FEI Co. **		9,475	196,701
			459,574

Semiconductors	2.35%
Fairchild Semiconductor International Inc. **		27,900	503,037

Technology Resellers - Distributors	1.02%
Richardson Electronics Ltd.		26,600	219,184

Total Technology			2,787,556
(Cost $2,849,337)

Transportation	2.63%
Trucking - Shipping - Air Freight	2.63%
Marten Transportation Ltd. **		11,050	184,093
Tsakos Energy Navigation Ltd.		8,200	378,758

Total Transportation			562,851
(Cost $376,679)

Total Common Stocks			20,589,395
(Cost $17,141,945)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	1.85%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares
		396,069	396,069

Total Money Market Mutual Funds			396,069
(Cost $396,069)

Total Investments		97.94%	20,985,464
(Cost $17,538,014)

Other Assets in Excess of Liabilities		2.06%	440,741
NET ASSETS		100.00%	21,426,205

See Legend and Notes to Statement of Investments

Westcore Small-Cap Value Fund
Statement of Investments, August 31, 2006 (Unaudited)

			Market
		Shares	Value
Common Stocks	95.54%
Basic Materials	3.95%
Forestry & Paper	1.97%
Albany International Corp.		25,080	875,794

Other Materials (Rubber & Plastic)	1.98%
A. Schulman Inc.		19,050	449,390
Spartech Corp.		19,050	429,196
			878,586

Total Basic Materials			1,754,380
(Cost $1,669,679)

Capital Goods	7.36%
Electrical Equipment	2.93%
Lennox International Inc.		36,095	849,676
LSI Industries Inc.		24,500	449,085
			1,298,761

Industrial Products	4.43%
Lincoln Electric Holdings Inc.		19,050	1,048,322
Sauer-Danfoss Inc.		40,810	920,265
			1,968,587

Total Capital Goods			3,267,348
(Cost $2,901,457)

Commercial Services	5.26%
Business Products & Services	5.26%
Banta Corp.		12,520	589,066
CDI Corp.		28,275	592,361
Ennis Business Forms Inc.		55,750	1,151,238

Total Commercial Services			2,332,665
(Cost $2,237,537)

Communications	6.83%
Telecomm Equipment & Solutions	6.83%
Belden CDT Inc.		62,420	2,230,891
Inter-Tel Inc.		36,300	800,052

Total Communications			3,030,943
(Cost $2,295,008)

Consumer Cyclicals	11.86%
Apparel & Footwear Manufacturers	1.38%
Cherokee Inc.		16,645	612,869

Hard Goods Retail	1.82%
Aaron Rents Inc.		34,550	808,815

Motor Vehicle Parts	0.86%
Cooper Tire & Rubber Co.		38,800	381,404

Recreation & Leisure	1.47%
Callaway Golf Co.		48,655	652,464

Restaurants	3.07%
Bob Evans Farms Inc.		27,725	785,726
Ruby Tuesday Inc.		22,300	575,786
			1,361,512

Specialty Retail	3.26%
Movado Group Inc.		38,015	854,957
Yankee Candle Co. Inc.		22,835	590,285
			1,445,242

Total Consumer Cyclicals			5,262,306
(Cost $5,291,837)

Consumer Staples	3.39%
Food & Agriculture Products	1.37%
Lancaster Colony Corp.		13,770	607,808

Grocery & Convenience	2.02%
Casey's General Stores Inc.		38,015	898,674

Total Consumer Staples			1,506,482
(Cost $1,381,248)

Energy	5.13%
Exploration & Production	3.77%
Berry Petroleum Co.		40,250	1,257,007
Cabot Oil & Gas Corp.		8,125	414,863
			1,671,870

Oil Services	1.36%
Gulf Island Fabrication Inc.		22,285	603,255

Total Energy			2,275,125
(Cost $2,257,903)

Interest Rate Sensitive	23.83%
Insurance - Real Estate Brokers	2.44%
Clark Inc.		83,720	1,080,825

Other Banks	9.21%
First Community Bancorp Inc.		15,755	844,626
Flagstar Bancorp Inc.		35,050	509,627
Hanmi Financial Corp.		34,430	672,074
PFF Bancorp Inc.		10,635	383,817
Southwest Bancorp		32,670	867,388
Westamerica Bancorp		16,960	811,197
			4,088,729

Property Casualty Insurance	5.20%
Assured Guaranty Ltd.		16,645	445,254
Max Re Capital Ltd.		43,215	1,003,020
Platinum Underwriters Holdings Ltd.		28,925	859,072
			2,307,346

Specialty Finance	5.59%
Advanta Corp. - Class B		27,725	938,769
Cash America International Inc.		17,820	657,023
MCG Capital Corp.		55,180	885,087
			2,480,879

Thrifts	1.39%
BankUnited Financial Corp.		24,000	618,480

Total Interest Rate Sensitive			10,576,259
(Cost $9,848,261)

Medical - Healthcare	4.68%
Healthcare Services	1.82%
Owens & Minor Inc.		25,080	806,824

Pharmaceuticals	2.86%
Meridian Bioscience Inc.		29,450	702,677
Perrigo Co.		35,095	566,433
			1,269,110

Total Medical - Healthcare			2,075,934
(Cost $1,767,953)

Real Estate Investment Trusts (REITs)	6.69%
Hotels	1.46%
Equity Inns Inc.		42,125	647,882

Multi-Family	3.64%
Associated Estates Realty Corp.		79,985	1,123,789
Home Properties Inc.		8,685	494,003
			1,617,792

Office - Industrial	1.59%
Parkway Properties		14,395	705,643

Total Real Estate Investment Trusts (REITs)			2,971,317
(Cost $2,404,880)

Technology	7.14%
Computer Software	1.18%
Blackbaud Inc.		22,665	523,788

Electronic Equipment	5.02%
Bel Fuse Inc.		18,500	683,945
NAM TAI Electronics Inc.		26,550	397,985
X-Rite Inc.		128,925	1,146,143
			2,228,073

Technology Resellers - Distributors	0.94%
Richardson Electronics Ltd.		50,450	415,708

Total Technology			3,167,569
(Cost $3,251,474)

Transportation	5.89%
Trucking - Shipping - Air Freight	5.89%
Diana Shipping Inc.		47,380	607,885
OMI Corp.		32,625	734,715
Ship Finance International Ltd.		20,780	419,341
Tsakos Energy Navigation Ltd.		18,505	854,746

Total Transportation			2,616,687
(Cost $2,353,527)

Utilities	3.53%
Regulated Gas	3.53%
Cascade Natural Gas Corp.		18,500	474,525
Northwest Natural Gas Co.		12,520	478,890
South Jersey Industries Inc.		21,195	614,443

Total Utilities			1,567,858
(Cost $1,447,034)

Total Common Stocks			42,404,873
(Cost $39,107,798)

		Principal	Market
		Amount	Value
Money Market Mutual Funds	6.58%
Barclays Global Investors Funds Prime Money Market Fund		877,834	877,834
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		2,044,213	2,044,213

Total Money Market Mutual Funds			2,922,048
(Cost $2,922,048)

Total Investments		102.12%	45,326,921
(Cost $42,029,846)

Liabilities in Excess of Other Assets		(2.12)%	(939,610)
NET ASSETS		100.00%	44,387,311

See Legend and Notes to Statement of Investments

Westcore Flexible Income Fund
Statement of Investments, August 31, 2006 (Unaudited)
				Market
			Shares	Value
Common Stocks	12.87%
Financial	8.88%
Financial Services	2.59%
Alliance Capital Management Holding LP			13,000	867,100
Allied Capital Corp.			66,000	2,018,940
Apollo Investment Co.			25,222	503,683
Crystal River Capital (1)(6)(7)			37,000	925,000
Tortoise Capital Partners(1)(6)(7)(9)**			36,500	547,500
				4,862,223

Real Estate Investment Trusts (REITs)	6.04%
Apartments	0.25%
American Campus Community Inc.			18,000	467,460

Diversified	1.44%
iStar Financial Inc.			42,400	1,777,408
KKR Financial Corp.			38,500	920,535
				2,697,943

Healthcare	0.94%
Health Care Property Investors Inc.			29,500	887,655
Healthcare Realty Trust Inc.			24,100	871,456
				1,759,111

Hotels	0.09%
Host Marriott Corp.			7,100	160,034

Mortgage	0.68%
Anthracite Capital Inc.			100,000	1,285,000

Office Property	1.22%
American Financial Realty Trust			56,500	648,055
Hospitality Properties Trust			21,800	1,009,776
HRPT Properties Trust			55,000	638,000
				2,295,831

Regional Malls	0.15%
The Mills Corp.			15,600	280,488

Timber	0.46%
Plum Creek Timber Co. Inc			11,000	383,130
Rayonier Inc.			12,000	474,000
				857,130

Warehouse-Industrial	1.06%
First Industrial Realty Trust Inc.			46,000	1,992,720

Total Financial				16,657,940
(Cost $15,346,219)

Industrial	0.74%
Other Industrial	0.74%
B&G Foods Inc.			17,000	291,210
Centerplate Inc.			20,000	297,200
Fording Canadian Coal Trust			26,400	797,280

Total Industrial				1,385,690
(Cost $1,228,947)

Utilities & Energy	3.25%
Energy-Non Utility	3.25%
Enbridge Energy Partners LP			37,900	1,837,392
Enterprise Products Partners LP			36,000	963,720
Kinder Morgan Energy Partners LP			29,600	1,325,192
Kinder Morgan Inc.			1	105
ONEOK Partners LP			35,300	1,963,386

Total Utilities & Energy				6,089,795
(Cost $5,553,507)

Total Common Stocks				24,133,425
(Cost $22,128,673)

Warrants	0.00%
Financial	0.00%
Financial Services	0.00%
Tortoise Capital Partners Warrants (1)(6)(7)(9)**			9,125	0

Total Financial				0
(Cost $0)

Total Warrants				0
(Cost $0)

Convertible Preferred Stocks	4.08%
Financial	0.27%
Real Estate Investment Trusts (REITs)	0.27%
Diversified	0.17%
Crescent Real Estate,
Series A, 6.75%		B3/B-	15,000	316,650

Hotels	0.10%
FelCor Lodging,
Series A, 1.95%		B2/CCC+	8,000	196,000

Total Financial				512,650
(Cost $524,500)

Industrial	2.65%
Airlines	0.13%
Continental Airlines Finance Trust II,
6.00%, 11/15/2030		C/CCC	7,500	242,813

Autos	2.52%
Ford Motor Co. Capital Trust II,
6.50% 01/15/2032		Caa1/CCC+	73,000	2,484,920
General Motors Corp., Series C,
6.25% 07/15/2033		Caa1/B-	107,000	2,247,000
				4,731,920

Total Industrial				4,974,733
(Cost $5,619,660)

Utilities & Energy	1.16%
Energy-Non Utility	1.16%
AES Trust III,
6.75%, 10/15/2029		B3/B	26,100	1,272,375
Chesapeake Energy Corp.,
4.50%		NR/B+	9,250	893,457

Total Utilities & Energy				2,165,832
(Cost $2,060,455)

Total Convertible Preferred Stocks				7,653,215
(Cost $8,204,615)

Nonconvertible Preferred Stocks	13.13%
Financial	12.26%
Financial Services	1.38%
First Republic Capital Trust II,
Series B, 8.75% (1)(7)		NR/BB+	20,000	496,876
Invesco Navigator Fund,
8.00% (1)(6)(7)		NR/NR	2,000	2,086,020
				2,582,896

Insurance	0.14%
Delphi Financial Group Inc.,
8.00%, 05/15/2033		Baa3/BBB	10,000	258,200

Real Estate Investment Trusts (REITs)	10.74%
Apartments	0.79%
Apartment Investment & Management Co.:
Series T, 8.00%		Ba3/B+	48,000	1,220,160
Series V, 8.00%		Ba3/B+	10,000	254,600
				1,474,760

Diversified	2.26%
Colonial Properties Trust,
Series D, 8.125%		Ba1/BB+	6,000	154,860
Cousins Properties Inc.,
7.50%		NR/NR	25,000	635,500
Digital Realty Trust Inc.,
8.50%		NR/NR	13,300	348,294
Entertainment Properties Trust,
7.75%		NR/NR	25,000	623,750
iStar Financial Inc.,
Series E, 7.875%		Ba1/BB+	68,000	1,727,200
Realty Income Corp.,
Series D, 7.375%		Baa3/BBB-	20,000	512,500
Vornado Realty Trust,
Series E, 7.00%		Baa3/BBB-	9,400	242,050
				4,244,154

Healthcare	1.26%
Health Care Property Investors Inc.,
Series F, 7.10%		Baa3/BBB	10,000	252,500
Health Care REIT Inc.,
Series F, 7.625%		Ba1/BB+	45,000	1,159,650
LTC Properties Inc.,
Series F, 8.00%		NR/NR	20,625	528,000
Nationwide Health Properties Inc.,
7.68%		Ba1/BB+	950	97,404
Omega Healthcare Investors Inc.,
Series D, 8.375%		B2/B+	12,500	328,125
				2,365,679

Hotels	1.13%
Hospitality Properties,
Series B, 8.875%		Baa3/BB+	15,000	389,550
Host Marriott Corp.,
Series E, 8.875%		B1/B	29,000	765,600
Strategic Hotels,
Series C, 8.25%		NR/NR	37,500	958,125
				2,113,275

Manufactured Homes	0.19%
Affordable Residential,
Series A, 8.25%		NR/NR	15,000	359,625

Mortgage	0.96%
Anthracite Capital Inc.,
Series C, 9.375%		NR/NR	41,200	1,083,560
Thornburg Mortgage Inc.,
Series C, 8.00%		B1/B	28,900	725,390
				1,808,950

Office Property	0.54%
Brandywine Realty,
Series C, 7.50%		NR/NR	8,000	202,800
Highwoods Properties Inc.,
Series A, 8.625%		Ba2/BB+	50	53,094
Maguire Properties Inc.,
Series A, 7.625%		NR/NR	20,500	509,835
SL Green Realty Corp.,
Series C, 7.625%		NR/NR	10,000	254,800
				1,020,529

Regional Malls	2.17%
CBL & Associates Properties,
Series D, 7.375%		NR/NR	40,000	1,014,000
Glimcher Realty Trust,
Series G, 8.125%		Ba3/B	12,000	304,440
The Mills Corp.:
Series C, 9.00%		NR/NR	14,800	320,420
Series E, 8.75%		NR/NR	22,500	480,375
Taubman Centers Inc.:
Series G, 8.00%		B1/B+	27,200	710,600
Series H, 7.625%		B1/B+	49,100	1,244,194
				4,074,029

Shopping Centers	0.64%
Regency Centers Corp.,
Series D, 7.25%		Baa3/BBB-	12,000	304,800
Tanger Factory Outlet,
Series C, 7.50%		Ba1/BB+	35,000	885,500
				1,190,300

Storage	0.05%
Public Storage Inc.,
Series R, 8.00%		Baa2/BBB+	4,000	101,560

Warehouse-Industrial	0.75%
Centerpoint Properties Trust,
5.377% (6)(7)		Baa3/NR	1,500	1,151,250
First Industrial Realty Trust Inc.,
6.24%		Baa3/BBB-	250	253,047
				1,404,297

Total Financial				22,998,254
(Cost $23,301,166)

Industrial	0.75%
Airlines	0.11%
AMR Corp.,
7.875%, 07/13/2039		Caa2/NR	10,000	207,500

Autos	0.34%
Delphi Automotive Capital Trust,
8.25%,10/15/2033 (5)		D/D	40,600	629,300

Leisure	0.30%
Hilton Hotels Corp.,
8.00%, 08/15/2031		Ba2/BB	22,000	559,240

Total Industrial				1,396,040
(Cost $1,522,767)

Utilities & Energy	0.12%
Utilities	0.12%
Cleveland Electric Financing Trust I,
9.00%, 12/15/2031		Ba1/BB+	4,000	103,560
TECO Capital Trust I,
8.50%, 01/31/2041		Ba3/B	5,001	127,026

Total Utilities & Energy				230,586
(Cost $237,704)

Total Nonconvertible Preferred Stocks				24,624,880
(Cost $25,061,637)

		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Convertible Bonds	0.47%
Industrial	0.47%
Cable & Media	0.47%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009 (1)		Ca/CCC-	1,000,000	881,250

Total Industrial				881,250
(Cost $1,000,000)

Total Convertible Bonds				881,250
(Cost $1,000,000)

Corporate Bonds	47.08%
Financial	5.72%
Financial Services	2.53%
Allied Capital,
6.34%, 10/13/2012 (1)(7)		NR/NR	1,000,000	969,560
Emigrant Capital Trust II,
7.7013%, 04/14/2034 (1)(2)		NR/BBB-	500,000	499,449
Finova Capital Corp.,
7.50%, 11/15/2009		NR/NR	7,650	2,257
Leucadia National Corp.:
7.75%, 08/15/2013		Ba2/BB	1,540,000	1,590,050
8.65%, 01/15/2027		Ba3/B	1,611,000	1,683,495
				4,744,811

Insurance	1.38%
Markel Capital Trust I,
Series B, 8.71%, 01/01/2046		Ba1/BB	750,000	786,935
Provident Financing Trust,
7.405%, 03/15/2038		Ba2/B+	250,000	232,079
Zurich Reinsurance,
7.125%, 10/15/2023		B2/BB+	1,700,000	1,572,500
				2,591,514

Real Estate Investment Trusts (REITs)	1.81%
Healthcare	0.73%
Omega Healthcare Investors Inc.,
7.00%, 01/15/2016		Ba3/BB	1,400,000	1,368,500

Hotels	0.42%
Host Marriott Corp.,
6.75%, 6/01/2016		Ba2/BB	800,000	780,000

Restaurants	0.53%
Trustreet Properties Inc.,
7.50%, 04/01/2015		B1/B+	1,000,000	996,250

Shopping Centers	0.13%
Price Development Co. LP,
7.29%, 03/11/2008		Ba1/BB+	250,000	251,518

Total Financial				10,732,593
(Cost $10,171,445)

Industrial	37.08%
Airlines	0.44%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.20%, 01/02/2019 (4)		NR/NR	84,948	84,364
Continental Airlines Inc.:
Pass-Through Certificates, Series 2001-1, Class C, 7.033%, 06/15/2011 (4)		B2/B+	38,764	38,420
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 04/01/2013 (4)		Ba3/B-	67,960	66,344
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 08/02/2018 (4)		Ba2/BBB-	176,755	166,755
Delta Air Lines Inc.:
10.00%, 08/15/2008 (5)**		NR/NR	1,214,000	292,877
Pass-Through Certificates, Series 2000-1, Class A-1, 7.379%, 05/18/2010 (4)		Ba2/BB	23,471	23,456
Pass-Through Certificates, Series 2001-1, Class A-1, 6.619%, 03/18/2011 (4)		Ba2/BB+	21,663	22,055
Northwest Airlines Inc.,
Pass-Through Certificates, 7.36%, 02/01/2020 (4)		Caa3/CCC+	121,079	117,523
				811,794

Autos	11.32%
American Axle & Manufacturing,
5.25%, 02/11/2014		Ba3/BB	1,000,000	835,000
Dana Corp.,
5.85%, 01/15/2015 (5)**		D/NR	1,300,000	916,500
Delphi Corp.,
6.50%, 05/01/2009 (5)**		D/NR	1,375,000	1,244,375
Ford Capital BV,
9.50%, 06/01/2010		B2/B+	3,000,000	2,895,000
Ford Motor Co.:
9.215%, 09/15/2021		B2/B+	800,000	703,000
7.45%, 07/16/2031		B2/B+	3,000,000	2,370,000
Ford Motor Credit Co.,
7.875%, 06/15/2010		Ba3/B+	500,000	491,803
General Motors Corp.,
8.25%, 07/15/2023		Caa1/B-	1,000,000	835,000
General Motors Acceptance Corp.:
7.60%, 12/01/2014 (2)		Ba1/BB	3,200,000	3,166,602
8.00%, 11/01/2031		Ba1/BB	4,000,000	4,053,736
Sonic Automotive Inc.,
8.625%, 08/15/2013		B2/B	1,750,000	1,745,625
Visteon Corp.,
8.25%, 08/01/2010		B3/B-	2,000,000	1,970,000
				21,226,641

Cable & Media	2.84%
CCH I Holdings, LLC:
11.125%, 01/15/2014		Ca/CCC-	296,000	199,800
12.125%, 01/15/2015		Ca/CCC-	2,225,000	1,407,313
CCH I, LLC,
11.00%, 10/01/2015		Caa3/CCC-	242,000	215,985
Charter Communications Inc.,
8.25%, 04/01/2007		Ca/CCC-	100,000	100,000
DirecTV Holdings,
6.375%, 06/15/2015		Ba2/BB-	2,000,000	1,880,000
Echostar DBS Corp.,
8.7581%, 10/01/2008 (2)		Ba3/BB-	1,500,000	1,522,500
				5,325,598

Chemicals	1.10%
Borden Inc.,
7.875%, 02/15/2023		Caa1/B-	575,000	474,375
Ferro Corp.,
9.125%, 01/01/2009		NR/B	1,050,000	1,065,750
Solutia Inc.,
11.25%, 07/15/2009 (5)**		D/NR	250,000	250,000
Union Carbide Chemical & Plastics Co. Inc,
7.875%, 04/01/2023		Ba2/BBB-	250,000	274,867
				2,064,992

Healthcare	4.59%
Columbia-HCA Inc.:
7.19%, 11/15/2015		Ba2/BB+	1,752,000	1,425,368
7.58%, 09/15/2025		Ba2/BB+	2,153,000	1,653,508
DaVita Inc.,
7.25%, 03/15/2015		B3/B	1,200,000	1,182,000
Eszopiclone Royalty Sub LLC,
Series IV, 12.00%, 03/15/2014 (1)(6)(7)		NR/NR	1,237,500	1,299,375
Tenet Healthcare Corp.,
9.875%, 07/01/2014		B3/B	3,100,000	3,038,000
				8,598,251

Leisure	9.73%
Intrawest Corp.,
7.50%, 10/15/2013		B1/B+	2,250,000	2,396,250
Kerzner International,
6.75%, 10/01/2015		B2/B	2,375,000	2,553,125
Las Vegas Sands Corp.,
6.375%, 02/15/2015		B1/B	2,750,000	2,571,250
MGM Mirage Resorts Inc.,
7.25%, 08/01/2017		Ba2/BB	3,850,000	3,724,875
Mohegan Tribal Gaming Authority,
6.875%, 02/15/2015		Ba3/B+	1,900,000	1,824,000
Pinnacle Entertainment Inc.,
8.25%, 03/15/2012		Caa1/B-	875,000	883,750
Premier Entertainment Biloxi,
10.75%, 02/01/2012		Caa1/CCC	250,000	263,125
Seneca Gaming Corp.,
7.25%, 05/01/2012		Ba3/BB	100,000	98,750
Wynn Las Vegas LLC,
6.625%, 12/01/2014		B2/B+	4,100,000	3,936,000
				18,251,125

Other Industrial	4.21%
Advanced Micro Devices Inc.,
7.75%, 11/01/2012		B1/B	983,000	989,144
Allegheny Ludlum Corp.,
6.95%, 12/15/2025		Ba2/BB-	580,000	591,600
Amerigas Partners LP,
Series B, 7.25%, 05/20/2015		B1/NR	1,500,000	1,481,250
Freeport-McMoRan Company Inc.,
6.875%, 02/01/2014		B1/B+	500,000	495,000
The Goodyear Tire & Rubber Co.,
7.857%, 08/15/2011		B3/B-	1,000,000	970,000
Levi Strauss & Co.,
9.75%, 01/15/2015		B3/B-	1,500,000	1,560,000
Novelis Inc.,
7.25%, 02/15/2015 (1)		B1/B	225,000	214,875
Winn-Dixie Stores Inc.,
8.875%, 04/01/2008 (5)**		D/NR	2,150,000	1,596,375
				7,898,244

Telecom & Related	2.85%
American Tower Corp.,
7.50%, 05/01/2012		B1/BB-	500,000	511,250
Level 3 Communications Inc.,
12.875%, 03/15/2010		Caa3/CCC-	200,000	206,500
Level 3 Financing Inc.,
10.75%, 10/15/2011		B3/CCC-	950,000	993,937
Qwest Communications International Inc.,
8.905%, 02/15/2009 (2)		B2/B	1,000,000	1,020,000
Qwest Corp.:
7.50%, 06/15/2023		Ba3/BB	375,000	367,500
6.875%, 09/15/2033		Ba3/BB	976,000	878,400
Rogers Cantel,
9.75%, 06/01/2016		Ba2/BB	700,000	847,000
Rogers Wireless Inc.,
7.50%, 03/15/2015		NR/BB	500,000	525,000
				5,349,587

Total Industrial				69,526,232
(Cost $71,826,235)

Utilities & Energy	4.28%
Energy-Non Utility	3.69%
Calpine Corp.,
8.75%, 07/15/2013 (1)(5)**		NR/D	200,000	199,000
Enterprise Products Operating LP,
8.375%, 08/01/2066		Ba1/B+	1,750,000	1,827,394
Kerr-McGee Corp.,
6.95%, 07/01/2024		Ba2/BB+	1,050,000	1,119,679
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017		Ba2/B+	400,000	415,797
7.00%, 03/15/2027		Ba2/B+	100,000	100,953
Transcontinental Gas,
6.40%, 04/15/2016 (1)		Ba1/BB-	1,000,000	978,750
Utilicorp United,
8.00%, 03/01/2023		B2/NR	1,300,000	1,326,000
Whiting Petroleum Corp.,
7.00%, 02/01/2014		B2/B	950,000	940,500
				6,908,073

Utilities	0.59%
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)		Baa1/BBB-	100,000	102,795
7.05%, 02/01/2024		Baa1/BBB-	250,000	253,256
Portland General Electric,
7.875%, 03/15/2010		Baa2/BBB	100,000	106,862
WPD Holdings,
7.25%, 12/15/2017 (1)		Baa3/BBB-	600,000	647,651
				1,110,564

Total Utilities & Energy				8,018,637
(Cost $7,682,149)

Total Corporate Bonds				88,277,462
(Cost $89,679,829)

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
	8.54%
Asset-Backed Securities	0.34%
ACE Securities Corp.,
Series 2004-IN1, Class B, 8.8244%, 02/25/2014 (1)(2)(4)(7)		Ba2/BB+	300,000	272,000
Vanderbilt Mortgage Finance,
Series 2002-B, Class B1, 5.85%, 04/07/2018		Baa2/BBB	375,000	372,861

				644,861

Collateralized Debt Obligations	7.62%
Anthracite CDO, Ltd.,
Series 2004-1A, Class G, 8.2744%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	507,150
Archstone,
Series 2005-C1, 7.46%, 03/20/2010 (1)(2)(7)		NR/A	1,000,000	995,000
Crest Ltd., Series 2003-1A,
Class PS, 8.50%, 08/28/2012 (1)(3)(4)(7)		NR/BB-	200,000	124,272
Crest Ltd., Series 2003-2A:
Class E1, 10.34%, 12/28/2013 (1)(2)(4)(6)(7)		Ba3/BB	250,000	264,575
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7)		NR/BB-	413,450	231,048

Crest Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba3/BB	300,000	270,540
Class PS, 7.667%, 12/28/2013 (1)(3)(4)(6)(7)		NR/NR	1,064,633	560,071
Exeter Street Solar, Class E1, 9.24%, 10/28/2014 (1)(2)(4)(6)(7)		NR/BB+	468,127	480,157
Fairfield Street Solar, Class F, 10.265%, 12/28/2014 (1)(2)(4)(6)(7)		NR/BB-	1,087,500	1,089,349
Denali Capital CLO III Ltd.,
Series 3A, Class B2L, 13.0746%, 07/21/2008 (1)(2)(4)(7)		Ba2/BB	250,000	253,281
Denali Capital CLO VI Ltd.,
Series 6A, Class B2L, 9.77%, 04/21/2010 (1)(2)(4)(7)		Ba2/BB	800,000	800,000
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes, 22.00%, 12/04/2012 (1)(3)(4)(7)		NR/NR	100,000	89,125
MM Community Funding II Ltd.,
Series 2I, 21.28%, 12/15/2011 (1)(3)(4)(6)(7)		NR/NR	500,000	260,000
N-Star Real Estate CDO Ltd.,
Series 2004-2A, Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)		NR/BBB	500,000	492,950
Preferred CPO Ltd,
10.026%, 07/26/2010 (1)(4)(7)		Baa3/NR	1,100,000	1,189,031
Preferred Term Securities VI Ltd.,
Subordinate Income Notes, 24.569%, 07/03/2012 (1)(3)(4)(7)		NR/NR	100,000	60,985
Preferred Term Securities X Ltd.,
Subordinate Income Notes, 19.00%, 07/03/2013 (1)(3)(4)(7)		NR/NR	150,000	120,278
Preferred Term Securities XI Ltd.,
Subordinate Income Notes, 19.00%, 10/03/2013 (1)(3)(4)(7)		NR/NR	150,000	125,918
Preferred Term Securities XII Ltd.,
Subordinate Income Notes, 19.00%, 12/24/2013 (1)(3)(4)(7)		NR/NR	750,000	675,469
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes, 18.00%, 03/24/2014 (1)(3)(4)(7)		NR/NR	900,000	801,000
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes, 17.50%, 06/24/2014 (1)(3)(4)(7)		NR/NR	500,000	435,925
Regional Diversified Funding:
Series 2004-1, 16.849%, 02/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	400,000
Series 2005-1, 14.10%, 03/15/2015 (1)(3)(4)(7)		NR/NR	750,000	753,750
River North CDO Ltd.,
Series 2005-1A, 12.50%, 02/06/2014 (1)(3)(4)(6)(7)		NR/NR	600,000	570,000
Soloso Bank Pref 2005
12.50%, 10/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	744,530
TIAA Real Estate CDO Ltd.
Series 2003-1A, Class PS, 16.00%, 09/30/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	273,300
Tricadia:
Series 2003-1A, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	237,500
Series 2004-2A, Class C, 9.0669%, 12/23/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	491,346	488,889
Tropic:
Series 2003-1A, Class PS, 12.85%, 10/15/2013 (1)(3)(4)(7)		NR/NR	700,000	518,000
Series 2004-1A, Class PS, 16.50%, 04/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	470,000

				14,282,093

Commercial Mortgage-Backed Securities	0.58%
Global Signal Trust,
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)		Ba2/BB-	1,000,000	977,500
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(7)		Baa3/BBB-	92,694	103,671

				1,081,171

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
				16,008,125
(Cost $16,689,833)

Money Market Mutual Funds	7.50%
Barclays Global Investors Funds Prime Money Market Fund			5,248,878	5,248,877
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			8,823,878	8,823,878

Total Money Market Mutual Funds				14,072,757
(Cost $14,072,757)

Total Investments			93.67	175,651,113
(Cost $176,837,344)

Other Assets in Excess of Liabilities			6.33%	11,873,181
NET ASSETS			100.00%	187,524,294

See Legend and Notes to Statements of Investments

Westcore Plus Bond Fund
Statement of Investments, August 31, 2006 (unaudited)

		Bond Rating		Market
		Moody's/S&P	Shares	Value
Convertible Preferred Stocks	0.27%
Industrial	0.27%
Autos	0.27%
Ford Motor Co. Capital Trust II,
6.50%, 01/15/2032		Caa1/CCC+	22,000	748,880
General Motors Corp.,
Series C, 6.25% 07/15/2033		Caa1/B-	35,000	735,000

Total Industrial				1,483,880
(Cost $1,780,966)

Total Convertible Preferred Stocks				1,483,880
(Cost $1,780,966)

Nonconvertible Preferred Stocks	2.92%
Financial	2.75%
Financial Services	0.46%
First Tennessee Bank,
6.357% (1)(2)		A3/BBB+	1,500	1,534,594
Goldman Sachs,
6.20%, 10/31/2010		A2/A-	40,000	1,027,600
				2,562,194

Real Estate Investment Trusts (REITS)	2.29%
Apartments	0.31%
Apartment Investment & Management Co.:
Series T, 8.00%		Ba3/B+	9,000	229,140
Series V, 8.00%		Ba3/B+	34,000	864,280
BRE Properties Inc.,
Series C, 6.75%		Baa3/BBB	10,000	241,900
Cousins Properties Inc.,
7.50%		NR/NR	15,000	381,300
				1,716,620

Diversified	0.38%
Colonial Properties Trust,
Series D, 8.125%		Ba1/BB+	13,000	335,530
iStar Financial Inc.,
Series E, 7.875%		B/BB+	70,500	1,790,700
				2,126,230

Healthcare	0.24%
Health Care REIT Inc.,
Series F, 7.625%		Ba1/BB+	40,000	1,030,800
Omega Healthcare Investors,
Series D, 8.375%		B3/B-	12,500	328,125
				1,358,925

Manufactured Homes	0.08%
Affordable Residential,
Series A, 8.25%		NR/NR	19,500	467,512

Shopping Centers	0.58%
New Plan Excel Realty Trust,
Series E, 7.625%		Baa3/BBB-	13,000	337,188
Realty Income Corp.,
Series D, 7.375%		Baa3/BBB-	20,000	512,500
Tanger Factory Outlet,
Series C, 7.50%		Ba1/BB+	36,000	910,800
Taubman Centers Inc.:
Series G, 8.00%		B1/B+	20,000	522,500
Series H, 7.625%		B1/B+	36,100	914,774
				3,197,762

Storage	0.04%
Public Storage Inc.,
Series R, 8.00%		Baa1/BBB+	9,000	228,510

Warehouse-Industrial	0.66%
Centerpoint Properties Trust,
5.377% (6)(7)		Baa3/NR	3,900	2,993,250
First Industrial Realty Trust Inc.,
6.24%		Baa3/BBB-	675	683,227
				3,676,477

Total Financial				15,334,230
(Cost $15,993,227)

Utilities & Energy	0.17%
Utilities	0.17%
Southern Cal Ed.,
5.349%, 04/30/2010		Baa3/BBB-	9,400	947,344

Total Utilities & Energy				947,344
(Cost $940,000)

Total Nonconvertible Preferred Stocks				16,281,574
(Cost $16,933,227)

		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Corporate Bonds	47.24%
Financial	20.30%
Financial Services	7.85%
Allied Capital,
6.34%, 10/13/2012 (1)(7)		NR/NR	4,000,000	3,878,240
BB&T Corp.,
4.90%, 06/30/2017		A1/A	1,100,000	1,038,222
BHP Billiton Finance,
5.00%, 12/15/2010		A1/A+	4,825,000	4,769,156
Charles Schwab Corp.,
8.05%, 03/01/2010		A2/A-	210,000	226,889
Citicorp Capital II,
8.015%, 02/15/2027		Aa2/A	1,400,000	1,467,945
Comerica Inc.,
4.80%, 05/01/2015		A3/A-	50,000	46,455
Emigrant Capital Trust II,
7.7013%, 04/14/2034 (1)(2)		NR/BBB	850,000	849,064
FIA Credit Services NA,
6.625%, 06/15/2012		Aa2/AA-	2,700,000	2,861,765
Fifth Third Bancorp,
4.50%, 06/01/2018		A1/A	75,000	67,452
First Empire Capital Trust,
8.277%, 06/01/2027		Baa1/BBB	25,000	26,385
General Electric Capital Corp.,
Series A, 5.875%, 01/15/2010		Aaa/AAA	2,250,000	2,312,246
HSBC Holdings PLC,
6.50%, 05/02/2036		Aa3/A+	200,000	211,314
Leucadia National Corp.:
7.75%, 08/15/2013		Ba2/BB	1,925,000	1,987,563
8.65%, 01/15/2027		Ba3/B	635,000	663,575
M&I Capital Trust,
7.65%, 12/01/2026		A2/BBB+	900,000	935,744
Manufacturers & Traders Trust Co.,
3.85%, 04/01/2013 (1)		A3/A-	526,000	514,889
Marshall & Ilsley Bank,
2.90%, 08/18/2009		Aa3/A+	709,091	680,946
Merrill Lynch & Company Inc.,
6.48%, 10/01/2009 (2)		Aa3/A+	1,500,000	1,331,340

Residential Capital,
6.375%, 06/30/2010		Baa3/BBB-	3,000,000	3,028,560
Royal Bank of Canada,
4.70%, 07/19/2010		Aa2/AA-	1,250,000	1,218,673
Union Bank of California NA,
5.95%, 05/11/2016		A2/A	3,000,000	3,076,926
USAA Capital Corp.,
4.64%, 12/15/2009 (1)		Aa1/AAA	1,500,000	1,490,942
Wachovia Capital Trust III,
5.80%, 08/29/2049		Baa3/A-	3,300,000	3,288,542
Washington Mutual, Inc.,
8.25%, 04/01/2010		Baa1/BBB+	3,200,000	3,471,443
Wells Fargo & Co.,
4.625%, 08/09/2010		Aa1/AA	4,300,000	4,221,693
				43,665,969

Foreign Financials	0.44%
Swedish Export Credit,
4.125%, 10/15/2008		Aa1/AA+	2,500,000	2,456,972

Insurance	1.18%
Berkshire Hathaway,
4.85%, 01/15/2015		Aaa/AAA	1,000,000	962,759
Commerce Group Inc.,
5.95%, 12/09/2013		Baa2/BBB	225,000	223,698
Fund American Companies Inc.,
5.875%, 05/15/2013		Baa2/BBB	2,850,000	2,801,804
Markel Capital Trust,
Series B, 8.71%, 01/01/2046		Ba1/BB	690,000	723,981
Prudential Financial,
4.35%, 05/12/2015		A3/A	1,794,768	1,704,960
Zurich Reinsurance,
7.125%, 10/15/2023		B2/BB+	200,000	185,000
				6,602,202

Real Estate Investment Trusts (REITS)	10.83%
Apartments	0.95%
BRE Properties Inc.,
7.45%, 01/15/2011		Baa2/BBB	1,200,000	1,284,444
Colonial Realty LP,
4.75%, 02/01/2010		Baa3/BBB-	1,960,000	1,904,322
United Dominion Realty Trust:
3.90%, 03/15/2010		Baa2/BBB	625,000	595,402
5.25%, 01/15/2015		Baa2/BBB	1,575,000	1,512,098
				5,296,266

Diversified	2.41%
iStar Financial Inc.,
6.50%, 12/15/2013		Baa2/BBB	4,116,000	4,198,081
National Retail Properties, Inc.,
6.25%, 06/15/2014		Baa3/BBB-	975,000	992,522
Prime Property,
5.60%, 06/15/2011 (1)		Baa3/A	2,410,000	2,412,747
Vornado Realty LP,
4.75%, 12/01/2010		Baa2/BBB	2,101,000	2,032,957
Washington REIT,
5.25%, 01/15/2014		Baa1/A-	3,850,000	3,765,108
				13,401,415

Healthcare	1.37%
Health Care Property Investors Inc.,
7.072%, 06/08/2015		Baa2/BBB+	2,000,000	2,149,616
Health Care REIT Inc.,
5.875%, 05/15/2015		Baa3/BBB-	1,500,000	1,475,041
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011		Baa3/BBB-	375,000	407,592
5.125%, 4/01/2014		Baa3/BBB-	1,325,000	1,255,097
Nationwide Health,
6.00%, 05/20/2015		Baa3/BBB-	2,000,000	1,971,200
Senior Housing Properties Trust,
8.625%, 01/15/2012		Ba2/BB+	325,000	348,563
				7,607,109

Hotels	0.35%
Host Marriott Corp.,
6.75%, 6/ 1/2016		Ba2/BB	2,000,000	1,950,000

Office Property	1.19%
Boston Properties LP,
5.00%, 06/01/2015		Baa2/BBB	375,000	355,616
EOP Operating Partnership Ltd.:
8.10%, 08/01/2010		Baa2/BBB	1,631,000	1,770,176
7.35%, 12/01/2017		Baa2/BBB	1,150,000	1,278,399
Highwoods Realty LP:
7.125%, 02/01/2008		Ba1/BBB-	1,250,000	1,273,084
8.125%, 01/15/2009		Ba1/BBB-	575,000	602,105
HRPT Properties Trust,
5.75%, 02/15/2014		Baa2/BBB	1,115,000	1,104,613
Mack-Cali Realty LP,
5.125%, 02/15/2014		Baa2/BBB	250,000	240,071
				6,624,064

Regional Malls	1.18%
The Rouse Co.,
8.00%, 04/30/2009		Ba1/BB+	775,000	809,363
Simon Property Group:
6.10%, 05/01/2016		Baa1/A-	2,500,000	2,570,468
7.375%, 06/15/2018		Baa1/A-	2,868,000	3,184,056
				6,563,887

Restaurants	0.15%
Trustreet Properties Inc.,
7.50%, 04/01/2015		B1/B+	850,000	846,812

Shopping Centers	2.27%
Developers Diversified Realty,
5.375%, 10/15/2012		Baa2/BBB	2,200,000	2,165,361
Kimco Realty Corp.:
5.98%, 07/30/2012		Baa1/A-	1,800,000	1,845,214
5.783%, 03/15/2016		Baa1/A-	2,000,000	2,005,098
Price Development Co. LP,
7.29%, 03/11/2008		Ba1/BB+	2,000,000	2,012,140
Weingarten Realty Investors:
7.00%, 07/15/2011		A3/A	550,000	588,605
4.857%, 01/15/2014		A3/A	1,040,000	989,434
6.64%, 07/15/2026		A3/A	545,000	596,374
Westfield Capital Corp.,
5.125%, 11/15/2014 (1)		A2/A	2,500,000	2,413,710
				12,615,936

Timber	0.42%
Plum Creek Timberland,
5.875%, 11/15/2015		Baa3/BBB-	2,400,000	2,364,665

Warehouse	0.54%
Prologis Trust:
5.25%, 11/15/2010		Baa1/BBB+	650,000	643,736
7.81%, 02/01/2015		Baa1/BBB+	1,000,000	1,102,467
7.625%, 07/01/2017		Baa1/BBB+	1,100,000	1,244,846
				2,991,049

Total Financial				112,986,347
(Cost $114,213,987)

Industrial	18.68%
Airlines	0.26%
Delta Air Lines Inc.,
10.00%, 08/15/2008 (5)**		NR/NR	336,000	81,060
FedEx Corp.:
Series 1997-A, 7.50%, 01/15/2018 (4)		A3/A+	723,711	800,688
Series A2, 7.89%, 09/23/2008		Baa1/BBB+	538,650	546,921
				1,428,669

Autos	4.85%
American Axle & Manufacturing Inc.,
5.25%, 02/11/2014		Ba3/BB	850,000	709,750
American Honda Finance Corp.,
5.125%, 12/15/2010 (1)		A1/A+	3,600,000	3,579,584
DaimlerChrysler NA Holdings Corp.,
6.50%, 11/15/2013		A3/BBB	600,000	618,763
Dana Corp.,
5.85%, 01/15/2015 (5)**		D/NR	1,600,000	1,128,000
Delphi Corp.,
6.50%, 05/01/2009 (5)**		D/NR	1,000,000	905,000
Ford Capital BV,
9.50%, 06/01/2010		B3/B+	1,200,000	1,158,000
Ford Motor Co.,
7.45%, 07/16/2031		B2/B+	2,775,000	2,192,250
Ford Motor Credit Co.:
7.0769%, 01/15/2010 (2)		Ba3/B+	3,100,000	2,930,721
7.875%, 06/15/2010		Ba3/B+	2,000,000	1,967,212
General Motors Corp.,
8.25%, 07/15/2023		Caa1/B-	2,850,000	2,379,750
General Motors Acceptance Corp.,
7.60%, 12/01/2014 (2)		NR/NR	5,550,000	5,492,075
Strats-DaimlerChrysler CPI Notes,
6.32%, 11/15/2013 (1)(2)(6)(7)		A3/BBB+	3,465,000	3,192,305
Visteon Corp.,
8.25%, 08/01/2010		B3/B-	750,000	738,750
				26,992,160

Beverages	0.70%
Diageo Finance BV,
5.30%, 10/28/2015		A3/A-	4,000,000	3,922,756

Brewery	0.11%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014		A1/A+	175,000	170,582
5.05%, 10/15/2016		A1/A+	450,000	437,657
				608,239

Cable & Media	2.72%
AT&T Broadband Corp.,
8.375%, 03/15/2013		Baa2/BBB+	1,375,000	1,560,575
CCH I LLC,
11.00%, 10/01/2015		Caa3/CCC-	253,000	225,803
CCH I Holdings LLC,
11.125%, 01/15/2014		Ca/CCC-	308,000	207,900
Cox Communications Inc.,
7.25%, 11/15/2015		Baa3/BBB-	3,000,000	3,205,896
Cox Enterprises Inc.,
7.875%, 09/15/2010 (1)		Baa3/BB+	3,000,000	3,211,131
DirecTV Holdings,
6.375%, 06/15/2015		Ba2/BB-	1,650,000	1,551,000
Echostar DBS Corp.,
8.7581%, 10/01/2008 (2)		Ba3/BB-	1,000,000	1,015,000
Rogers Cable Inc.,
5.50%, 03/15/2014		Ba2/BB+	1,275,000	1,187,344
Time Warner Inc.,
9.15%, 02/01/2023		Baa2/BBB+	2,410,000	2,977,365
				15,142,014

Chemicals	0.55%
Borden Inc.,
7.875%, 02/15/2023		Caa1/B-	775,000	639,375
Dow Chemical Co.,
6.125%, 02/01/2011		A3/A-	350,000	360,011
Ferro Corp.,
9.125%, 01/01/2009		NR/B	1,325,000	1,344,875
PPG Industries Inc.,
6.875%, 02/15/2012		A2/A	688,000	723,287
				3,067,548

Commercial Services	0.12%
Aramark Services Inc.:
7.00%, 05/01/2007		Baa3/BB+	275,000	276,102
6.375%, 02/15/2008		Baa3/BB+	405,000	406,565
				682,667

Healthcare	1.44%
Baxter Finco BV,
4.75%, 10/15/2010		Baa1/A-	1,175,000	1,149,242
Columbia/HCA Inc.,
7.19%, 11/15/2015		Ba2/BB+	2,225,000	1,810,184
Coventry Health Care Inc.,
6.125%, 01/15/2015		Ba1/BBB-	1,195,000	1,186,593
Davita Inc.,
7.25%, 03/15/2015		B3/B	600,000	591,000
Eszopiclone Royalty Sub LLC,
Series IV, 12.00%, 03/15/2014 (1)(6)(7)		NR/NR	1,237,500	1,299,375
Tenet Healthcare Corp.,
9.875%, 07/01/2014		B3/B	2,000,000	1,960,000
				7,996,394

Leisure	3.33%
Hilton Hotels Corp.,
7.50%, 12/15/2017		Ba2/BB	5,000,000	5,283,035
Intrawest Corp.,
7.50%, 10/15/2013		B1/B+	1,500,000	1,597,500
Las Vegas Sands Corp.,
6.375%, 02/15/2015		B1/B	2,000,000	1,870,000
Mandalay Resort Group,
7.625%, 07/15/2013		Ba3/B+	1,500,000	1,481,250
Mashantucket West,
5.912%, 09/01/2021 (1)		Baa2/BBB-	800,000	772,540
MGM Mirage,
7.625%, 07/15/2013		Ba3/B+	1,500,000	1,481,250
7.25%, 08/01/2017		Ba2/BB	1,600,000	1,548,000
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015		Baa3/BBB-	2,250,000	2,407,500
Station Casinos Inc.,
6.875%, 03/01/2016		B1/B+	1,100,000	1,024,375
Wynn Las Vegas LLC,
6.625%, 12/01/2014		B2/NR	2,650,000	2,544,000
				18,528,200

Other Industrial	3.91%
Advanced Micro Devices Inc.,
7.75%, 11/ 1/2012		B1/B	645,000	649,031
Amerigas Partners,
7.25%, 05/20/2015		B1/NR	1,250,000	1,234,375
BAE Systems Holdings Inc.,
4.75%, 08/15/2010 (1)		Baa2/BBB	1,775,000	1,723,702
Burlington Northern SantaFe Co.,
4.575%, 01/15/2021		Aa2/A+	1,706,567	1,640,428
Burlington Resources Inc.,
6.875%, 02/15/2026		A2/A-	1,000,000	1,119,924
CSX Transportation Inc.,
9.75%, 06/15/2020		Baa2/BBB	1,250,000	1,677,043
GATX Corp.,
5.697%, 01/02/2025 (1)		Baa2/BBB+	292,618	287,702
International Steel Group Inc.,
6.50%, 04/15/2014		Ba1/BBB-	1,100,000	1,050,500

Kennametal Inc.,
7.20%, 06/15/2012		Baa3/BBB	1,910,000	2,017,854
Levi Strauss & Co.,
9.75%, 01/15/2015		B3/B-	500,000	520,000
McDonald's Corp.,
7.31%, 09/15/2027		A3/A-	1,525,000	1,551,299
Science Applications:
6.25%, 07/01/2012		A3/A-	1,400,000	1,429,561
5.50%, 07/01/2033		A3/A-	1,225,000	1,074,278
Sweetwater Investors LLC,
5.875%, 05/15/2014 (1)		NR/BBB	611,507	606,678
Target Corp.,
7.50%, 08/15/2010		A2/A+	800,000	864,541
West Fraser Timber Co. Ltd.,
5.20%, 10/15/2014 (1)		Baa2/BBB	3,500,000	3,225,603
WM Wrigley Jr Co.,
4.65%, 07/15/2015		A1/A+	1,125,000	1,065,003
				21,737,522

Telecom & Related	0.69%
American Tower Corp.,
7.50%, 05/01/2012		B1/BB-	500,000	511,250
Anixter International Inc.,
5.95%, 03/01/2015		Ba1/BB+	1,325,000	1,219,000
Qwest Communications International Inc.,
8.905%, 02/15/2009 (2)		B2/B	500,000	510,000
Rogers Wireless Inc.,
6.375%, 03/01/2014		Ba2/BB	1,500,000	1,477,500
Verizon Global,
4.375%, 06/01/2013		A3/A	125,000	116,456
				3,834,206

Total Industrial				103,940,375
(Cost $106,788,461)

Utilities	2.10%
Electric	2.10%
Pacificorp,
6.90%, 11/15/2011		A3/A-	2,107,000	2,250,373
Public Service Co. of Oklahoma,
6.15%, 08/01/2016		Baa1/BBB	3,075,000	3,118,929
San Diego Gas & Electric Co.,
6.00%, 06/01/2026		A1/A+	3,550,000	3,639,591
Westar Energy, Inc.,
5.10%, 07/15/2020		Baa2/BBB-	2,900,000	2,667,783

Total Utilities				11,676,676
(Cost $11,455,061)

Utilities & Energy	6.16%
Energy-Non Utility	4.31%
Ametek Inc.,
7.20%, 07/15/2008		Baa3/BBB	2,035,000	2,080,783
Conoco Phillips 66 Capital Trust II,
8.00%, 01/15/2037		A3/BBB	950,000	993,278
Consumers Energy Co.,
6.875%, 03/01/2018		Baa3/BBB-	1,564,000	1,686,377
Duke Capital LLC,
5.668%, 08/15/2014		Baa2/BBB	2,250,000	2,202,379
Duke Energy Corp.,
5.30%, 10/01/2015		A2/BBB+	525,000	518,441
Energy Transfer Partners LP,
5.65%, 08/01/2012		NR/BBB-	1,325,000	1,310,225
Enterprise Products Operating LP,
8.375%, 08/01/2066		Ba1/B+	3,125,000	3,263,203
Kerr-McGee Corp.,
6.95%, 07/01/2024		Ba2/BB+	3,000,000	3,199,083
Kinder Morgan Energy Partners LP,
5.125%, 11/15/2014		Baa1/BBB+	2,450,000	2,317,940

Magellan Midstream Partners,
6.45%, 06/01/2014		Baa3/BBB	800,000	826,797
Northern Border Partners LP:
8.875%, 06/15/2010		Baa2/BBB	1,000,000	1,110,654
7.10%, 03/15/2011		Baa2/BBB	1,000,000	1,060,232
Northern Natural Gas Co.,
5.375%, 10/31/2012 (1)		A3/A	350,000	348,112
Tennessee Gas Pipeline,
7.00%, 03/15/2027		Ba2/B+	75,000	75,714
Transcontinental Gas Pipe Line:
6.25%, 01/15/2008		Ba1/BB-	50,000	49,938
6.40%, 04/15/2016 (1)		Ba1/BB-	1,100,000	1,076,625
Utilicorp United,
8.00%, 03/01/2023		B2/NR	850,000	867,000
Whiting Petroleum Corp.,
7.00%, 02/01/2014		B2/B	1,000,000	990,000
				23,976,781

Utilities	1.85%
CE Electric UK Funding Co.,
6.995%, 12/30/2007 (1)		Baa2/BBB-	600,000	610,690
Centerpoint Energy Inc.,
7.25%, 09/01/2010		Ba1/BBB-	225,000	237,457
Curtis Palmer Inc.,
5.90%, 07/15/2014 (1)		NR/A-	825,000	847,826
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)		Baa1/BBB-	400,000	411,183
7.05%, 02/01/2024		Baa1/BBB-	350,000	354,558
Midamerican Energy Holdings Co.,
5.875%, 10/01/2012		Baa1/BBB+	200,000	203,034
Nevada Power Co.:
6.50%, 04/15/2012		Ba1/BB	175,000	180,202
9.00%, 08/15/2013		Ba1/BB	3,851,000	4,217,145
Pacific Gas & Electric,
4.80%, 03/01/2014		Baa1/BBB	700,000	670,420
Portland General Electric,
7.875%, 03/15/2010		Baa2/BBB	200,000	213,724
Power Contract Financing LLC,
6.256%, 02/01/2010 (1)		Baa2/BBB	249,421	251,215
Power Receivables Finance LLC,
6.29%, 01/01/2012 (1)		Baa2/BBB	78,200	78,780
Tenaska Alabama II Partners LP,
6.125%, 03/30/2023 (1)		Baa3/BBB-	276,792	279,466
Tenaska Virginia Partners LP,
6.119%, 03/30/2024 (1)		Baa3/BBB-	240,302	243,648
Virginia Electric & Power,
4.10%, 12/15/2008 (4)		Baa1/BBB	250,000	243,224
WPD Holdings:
6.875%, 12/15/2007 (1)		Baa3/BBB-	150,000	151,374
7.25%, 12/15/2017 (1)		Baa3/BBB-	875,000	944,491
Yorkshire Power Finance,
6.496%, 02/25/2008		Baa2/BBB-	175,000	177,149
				10,315,586

Total Utilities & Energy				34,292,367
(Cost $34,356,156)

Total Corporate Bonds				262,895,765
(Cost $266,813,665)

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
	31.38%

Asset-Backed Securities	4.73%
ACE Securities Corp.,
Series 2003-MH1, Class A2, 3.28%, 04/15/2008 (1)(4)		Aaa/AAA	189,363	187,309
Series 2004-IN1, Class B, 8.8244%, 02/25/2014 (1)(2)(4)(7)		Ba2/BB+	379,000	343,626
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.50%, 08/01/2035		Aa1/NR	500,000	483,981
Series 2005-4, Class 2A4, 5.50%, 08/01/2035		Aa1/NR	1,000,000	958,875
Bank of America Alternative Loan Trust,
Series 2005-4 CB9, 5.50%, 04/25/2020 (4)		Aa1/NR	833,000	818,650
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.9194%, 10/25/2033		Aaa/AAA	278,897	266,824
California Infrastructure SCE-1,
Series 1997-1, Class A6, 6.38%, 09/25/2006 (4)		Aaa/AAA	20,741	20,763
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.91%, 01/18/2011		Aaa/AAA	1,100,000	1,093,819
Citibank Credit Card Issuance Trust:
Series 2003-A6, Class A6, 2.90%, 05/15/2008 (4)		Aaa/AAA	300,000	289,137
Series 2005-B1, Class B1, 4.40%, 09/15/2010		A2/A	2,500,000	2,458,410
COMED Transitional Funding Trust,
Series 1998-1, Class A6, 5.63%, 06/25/2009		Aaa/AAA	66,974	67,044

Community Reinvestment Revenue Notes,
5.73%, 06/01/2031 (1)(7)		NR/AAA	1,250,000	1,249,225
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.4798%, 11/25/2014 (4)		Aaa/AAA	382,560	372,935
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.19%, 03/01/2011 (4)		Aaa/AAA	400,000	414,111
Ford Credit Auto,
Class B, 4.52%, 09/15/2010		Aa3/A	3,000,000	2,944,548
Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2, 2.76%, 03/15/2008 (4)		Aaa/AAA	336,542	331,199
Series 2005-3, Class B, 4.60%, 05/15/2013 (4)		A3/A	1,000,000	986,182
Series 2006-3, Class B, 5.43%, 05/15/2013 (4)(6)		A3/A	2,850,000	2,850,000
Honda Auto Receivables Owner Trust,
Series 2003-3, Class A4, 2.77%, 12/21/2007 (4)		Aaa/AAA	287,626	283,086
Nissan Auto Receivables Owner Trust,
Series 2003-C, Class A4, 2.70%, 12/17/2007 (4)		Aaa/AAA	94,092	93,689
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.10%, 3/25/2009 (4)		Aaa/AAA	311,688	304,633
Strats-FHLB,
6.48%, 08/15/2019 (1)(2)(6)(7)		Aaa/AAA	2,150,000	1,995,630
Union Acceptance Corp.,
Series 2002-A, Class A4, 4.59%, 07/08/2008 (4)		Aaa/AAA	22,565	22,570
Vanderbilt Mortgage Finance,
Series 1996-A, Class A5, 7.425%, 05/07/2026		Aaa/AAA	37,802	38,041
Series 2002-B, Class B1, 5.85%, 04/07/2018		Baa2/BBB	550,000	546,863
Washington Mutual,
Series 2003-AR3, Class B1, 4.78%, 04/25/2033		Aaa/AAA	194,346	193,558
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.736%, 12/25/2033		Aaa/AAA	1,036,909	1,000,682
Series 2004-E, Class A1, 4.911%, 11/25/2039		Aaa/AAA	388,621	379,678
Series 2004-O, Class A1, 4.8967%, 08/25/2034		Aaa/AAA	5,407,313	5,213,531
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4, 6.98%, 12/26/2008		Aaa/AAA	105,000	106,861

				26,315,460

Collateralized Debt Obligations	2.57%
Anthracite CDO, Ltd.,
Series 2004-1A, Class G, 8.2744%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	507,150
Archstone,
Series 2005-C1, 7.46%, 03/20/2010 (1)(2)(7)		NR/A	1,300,000	1,293,500
Crest Ltd., Series 2003-1A,
Class PS, 8.50%, 08/28/2012 (1)(3)(4)(7)		Ba3/BB-	800,000	497,088
Crest Ltd., Series 2003-2A,
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7)		Ba3/BB	620,174	346,572
Crest Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba3/BB	750,000	676,350
Fairfield Street Solar, Class F, 10.265%, 12/28/2014 (1)(2)(4)(6)(7)		NR/BB-	1,000,000	1,001,700
Diversified REIT Trust,
Series 1999-1A, Class D, 6.78%, 03/18/2011		Baa3/BBB-	300,000	300,728
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes, 22.00%, 12/04/2012 (1)(3)(4)(7)		NR/NR	150,000	133,687
N-Star Real Estate CDO Ltd.,
Series 2004-2A, Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)		NR/BBB	600,000	591,540
Preferred CPO Ltd.,
10.026%, 07/26/2010 (1)(4)(7)		Baa3/NR	1,000,000	1,080,937
Preferred Term Securities VI Ltd.,
Subordinate Income Notes, 24.9072%, 07/03/2012 (1)(3)(4)(7)		NR/NR	250,000	152,462
Preferred Term Securities X Ltd.,
Subordinate Income Notes, 19.00%, 07/03/2013 (1)(3)(4)(7)		NR/NR	350,000	280,647
Preferred Term Securities XI B-3 Ltd.,
Subordinate Income Notes, 5.30%, 09/24/2008 (1)(2)(4)(7)		A2/NR	500,000	497,625
Preferred Term Securities XI Ltd.,
Subordinate Income Notes, 19.00%, 10/03/2013 (1)(3)(4)(7)		NR/NR	350,000	293,808
Preferred Term Securities XII Ltd.,
Subordinate Income Notes, 19.00%, 12/24/2013 (1)(3)(4)(7)		NR/NR	500,000	450,313
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes, 18.00%, 03/24/2014 (1)(3)(4)(7)		NR/NR	500,000	445,000
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes, 17.50%, 06/17/2014 (1)(3)(4)(7)		NR/NR	500,000	435,925
Regional Diversified Funding:
Series 2004-1, 16.80%, 02/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	400,000
Series 2005-1, 14.50%, 03/15/2015 (1)(3)(4)(7)		NR/NR	750,000	753,750
River North CDO Ltd.,
Series 2005-1A, 13.40%, 02/06/2014 (1)(3)(4)(6)(7)		NR/NR	800,000	760,000
Soloso Bank Pref,
12.30%, 10/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	744,530
TIAA Real Estate CDO Ltd.,
Series 2003-1A, 16.00%, 09/30/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	273,300
Tricadia:
Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	237,500
Series 2004-2A, Class C, 9.0669%, 12/15/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	491,346	488,889
Tropic:
Series 2003-1A, Class PS, 12.85%, 10/15/2013 (1)(3)(4)(7)		NR/NR	1,000,000	740,000
Series 2004-1A, Class PS, 16.50%, 04/15/2014 (1)(3)(4)(6)(7)		NR/NR	1,000,000	940,000

				14,323,001

Collateralized Mortgage Obligations	0.23%
Banc of America Mortgage Securities:
Series 2005-2, Class 1A12, 5.50%, 03/25/2035		NR/AAA	344,298	337,992
Series 2005-8, Class A14, 5.50%, 09/25/2035		NR/NR	1,000,000	963,233

				1,301,225

Commercial Mortgage-Backed Securities	0.48%
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)		Ba2BB-	1,225,000	1,197,438
Series 2006-1, Class E, 6.495%, 02/15/2011 (1)(4)		Baa3/NR	1,000,000	1,012,226
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(7)		Baa3/BBB-	393,948	440,603

				2,650,267

Agency Mortgage-Backed Securities	23.37%
FHARM:
Pool #781804, 5.074%, 07/01/2034 (2)			3,626,220	3,510,214
Pool #781811, 5.116%, 07/01/2034 (2)			1,814,991	1,758,723
Pool #781958, 5.089%, 09/01/2034 (2)			4,612,736	4,487,864
FHLMC:
Gold Pool #G00336, 6.00%, 10/01/2024			286,011	288,062
Gold Pool #G08061, 5.50%, 06/01/2035			1,925,462	1,892,467
Gold Pool #G01960, 5.00%, 12/01/2035			8,767,262	8,413,083
Gold Pool #A41748, 5.00%, 01/01/2036			11,679,707	11,207,870
Gold Pool #G02064, 5.00%, 02/01/2036			14,585,620	13,996,390
FNMA:
Pool #356801, 6.00%, 12/01/2008			7,950	7,940
Pool #303845, 7.00%, 05/01/2011			49,759	50,491
Pool #703703, 5.056%, 01/01/2033 (2)			152,554	151,337
Pool #555717, 4.341%, 08/01/2033 (2)			371,459	362,454
Pool #779610, 4.994%, 06/01/2034 (2)			436,947	424,553
Pool #725705, 5.00%, 08/01/2034			3,684,539	3,539,888
Pool #809894, 4.943%, 03/01/2035 (2)			2,831,367	2,791,802
Pool #809893, 5.093%, 03/01/2035 (2)			2,508,663	2,483,672
Pool #255706, 5.50%, 05/01/2035			22,255,333	21,858,543
Pool #836496, 5.00%, 10/01/2035			18,346,804	17,588,053
Pool #735897, 5.50%, 10/01/2035			11,435,209	11,231,331
Pool #850582, 5.50%, 01/01/2036			6,787,496	6,666,481
GNMA:
Pool #780019, 9.50%, 12/15/2009 (2)			64,827	66,954
Pool #550656, 5.00%, 09/15/2035			2,839,815	2,752,746
Pool #609003, 5.00%, 05/15/2036			9,819,129	9,517,397
Pool #658568, 5.00%, 08/15/2036			337,811	327,430
Pool #658056, 5.00%, 08/15/2036			4,843,060	4,694,238

				130,069,983

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities				174,659,936

(Cost $176,685,575)

U.S. Government & Agency Obligations	12.14%
FHLB,
5.125%, 11/18/2013		Aaa/AAA	75,000	73,610
FNMA:
5.3067%, 02/17/2009 (2)		Aaa/AAA	2,000,000	1,947,500
8.20%, 03/10/2016		Aaa/AAA	55,000	67,852
6.78%, 12/28/2016		Aaa/AAA	70,000	70,208
6.50%, 04/24/2017		Aaa/AAA	70,000	70,009
U.S. Treasury Bond,
6.00%, 02/15/2026			18,000,000	20,335,788
U.S. Treasury Notes:
4.375%, 12/31/2007			10,000,000	9,933,210
3.375%, 11/15/2008			10,000,000	9,716,020
4.25%, 01/15/2011			16,500,000	16,210,606
3.625%, 05/15/2013			200,000	187,695
U.S. Treasury Strip Bond,
0.00%, 11/15/2018 **			16,200,000	8,951,002

				67,563,500

Total U.S. Government & Agency Obligations				67,563,500
(Cost $66,956,115)

Money Market Mutual Funds	4.83%
Barclays Global Investors Funds Prime Money Market Fund			605,629	605,629
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares
			26,258,684	26,258,684

Total Money Market Mutual Funds				26,864,313
(Cost $26,864,313)

Total Investments			98.78%	549,748,968
(Cost $556,033,861)

Other Assets in Excess of Liabilities			1.22%	6,762,985
NET ASSETS			100.00%	556,511,953

See Legend and Notes to Statements of Investments

Westcore Colorado Tax-Exempt Fund
Statement of Investments, August 31, 2006 (Unaudited)

		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Certificates of Participation	4.40%
Colorado State Certificate of Participation UCDHSC Fitzsimons Academic,
5.00% 11/01/2018, Optional 11/01/2015 MBIA		Aaa/AAA	700,000	751,506
Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded 12/15/2007 @ 101.00, MBIA		Aaa/AAA	500,000	514,610
Larimer County, Certificate of Participation, Courthouse & Jail
Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime @ 100.00, FSA		Aaa/AAA	500,000	512,205
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013 @ 100.00, AMBAC		Aaa/AAA	150,000	157,326
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase
Agreement, 5.35%, 08/01/2010, Optional anytime
@ 100.00, MBIA		Aaa/AAA	510,000	523,331

Total Certificates of Participation
(Cost $2,398,679)			2,360,000	2,458,978

General Obligation Bonds	42.16%
County-City-Special District-
School District	42.16%
Adams County School District 12, Series A:
5.00%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	532,835
5.00%, 12/15/2021, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	200,000	212,512
Adams & Arapahoe Counties
Joint School District 28J,
5.35%, 12/01/2015, Escrowed to Maturity		Aa3/AA-	260,000	291,343
School District 27J:
5.50%. 12/01/2016, Prerefunded 12/01/2006 @ 101.00, FGIC		Aaa/AAA	550,000	557,964
4.75%. 12/01/2017, Optional 12/01/2014 @ 100.00, FGIC		Aaa/AAA	500,000	528,580
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC		Aaa/AAA	2,385,000	991,015
Arapahoe County School District 5:
4.00%, 12/15/2022, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	500,000	491,745
Eagle Bend, District No. 2,
4.50%, 12/01/2025 Optional 12/01/2015 @ 100, RADIAN		NR/AA	400,000	401,776
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties:
5.20%, 12/01/2015, Prerefunded 12/01/2006 @ 100.00, AMBAC		Aaa/NR	95,000	95,368
5.20%, 12/01/2015, Optional 12/01/2006 @ 100.00, AMBAC		Aaa/NR	5,000	5,020
Basalt Colorado Sanitation District,
5.00%, 12/01/2018, Optional 12/01/2011, @ 100.00, AMBAC		AAA/NR	125,000	130,965
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 08/15/2015, Optional 08/15/2010 @ 100.00		AA1/AA+	500,000	533,165
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.00%, 12/01/2011, Optional 12/01/2007
@ 101.00, FGIC		Aaa/AAA	1,000,000	1,026,540
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00		Aa3/AA	300,000	314,028
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional 12/01/2006
@ 100.00, AMBAC		Aaa/AAA	100,000	100,351
City & County of Denver
Board Water Commissioners,
5.50%, 10/01/2011		Aa1/AA+	250,000	271,342
City & County of Denver, School District No. 1, Series A:
5.00%, 12/01/2017, Optional 12/01/2014 @ 100.00, FGIC		Aaa/AAA	500,000	537,305
5.50%, 12/01/2022, FGIC		Aaa/AAA	500,000	582,360
Clear Creek County School District Re-1:
4.30%, 12/01/2013, Optional 12/01/2012 @ 100.00, FSA		NR/AAA	125,000	128,855
Denver West Metropolitan District:
4.05%, 12/01/2013		NR/BBB	500,000	486,445
4.25%, 12/01/2016, Optional 12/01/2015 @ 100.00		NR/BBB	140,000	138,845
Douglas & Elbert Counties
School District Re-1:
5.25%, 12/15/2016, Prerefunded
12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	538,790
5.25%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	1,000,000	1,077,580
Eagle, Garfield & Routt Counties
School District Re-50J:
5.25%, 12/01/2015, Optional, Unrefunded portion,
12/01/2009 @ 101.00, FGIC		Aaa/AAA	290,000	306,423
5.25%, 12/01/2015, Prerefunded
12/01/2009 @ 101.00, FGIC		Aaa/AAA	710,000	752,444
El Paso County School District 2:
5.25%, 12/01/2012, Optional
12/01/2010 @ 100.00, MBIA		Aaa/AAA	250,000	265,848
5.00%, 12/01/2023, Optional
12/01/2012 @ 100.00, MBIA		Aaa/NR	250,000	261,415
El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00		Aa1/NR	1,000,000	1,066,290

Evergreen Park & Recreation District,
5.25%, 12/01/2017, Optional 12/01/2010 @ 100.00, AMBAC		Aaa/NR	115,000	122,434
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1,
5.00%, 12/15/2020, Optional
12/15/2014 @ 100.00, FSA		Aaa/AAA	500,000	532,360
Jefferson County School
District R-1:
5.25%, 12/15/2011, Prerefunded
12/15/2008 @101.00, FGIC		Aaa/AAA	750,000	784,508
5.00%, 12/15/2018, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	800,000	857,008
5.00%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	1,000,000	1,056,800
La Plata County School District 9-R,
5.25%,11/01/2020, Prerefunded 11/01/2012 @100.00, MBIA		Aaa/NR	125,000	135,784
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008		Aa3/AA-	500,000	520,655
5.00%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA		NR/AAA	700,000	720,104
6.00%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC		Aaa/AAA	1,000,000	1,094,660
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J,
5.40%, 12/15/2013, Prerefunded
06/15/2007 @ 101.00, FGIC		Aaa/AAA	500,000	511,925
Mesa County Valley School District 51:
5.40%, 12/01/2012, Prerefunded 12/01/2006 @ 101.00, MBIA		Aaa/AAA	500,000	507,125
5.00%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		AAA/NR	500,000	531,155
5.00% 12/01/2022, Optional 12/01/2014 @ 100.00, MBIA		AAA/NR	300,000	318,048
5.00%, 12/01/2024, Optional 12/01/2014 @ 100.00, MBIA		Aaa/NR	565,000	598,990
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010 @ 100.00, AMBAC		Aaa/NR	340,000	357,741
Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011 @ 100.00, FGIC		Aaa/AAA	150,000	156,510
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC		Aaa/AAA	225,000	228,818
5.00%, 12/01/2015, Optional 12/01/2011 @ 100.00, FGIC		Aaa/AAA	165,000	174,554
San Miguel County School District R-1,
5.20%, 12/01/2006, Escrowed to Maturity		Aaa/AAA	160,000	160,600
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008 @ 100.00,
FGIC		Aaa/AAA	250,000	257,565
Weld County School District Re-4:
5.00%, 12/01/2012, Optional 12/01/2011 @ 100.00, MBIA		Aaa/NR	750,000	795,615
5.45%, 12/01/2016, Prerefunded 12/01/2006 @ 100.00, MBIA		Aaa/AAA	500,000	502,225

Total General Obligation Bonds
(Cost $23,098,929)			23,830,000	23,552,333

Revenue Bonds	50.04%
Special Tax	36.08%

Aspen Colorado Sales Tax,
5.00%, 11/01/2010, Prerefunded 11/01/2009 @ 100.00		NR/NR	120,000	124,705
Aurora Colorado Golf Course Enterprise:
4.125% 12/01/2013		Baa2/NR	110,000	107,404
4.250%, 12/01/2014		Baa2/NR	125,000	121,937
4.375% 12/01/2015		Baa2/NR	125,000	122,342
Boulder County Sales & Use Tax,
5.15%, 08/15/2013, Optional 08/15/2009 @ 100.00, AMBAC		Aaa/AAA	100,000	104,259
Broomfield Sales & Use Tax,
5.20%, 12/01/2017, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/NR	500,000	537,075
City and County of Denver Airport Series A Revenue:
5.75%, 11/15/2016, Optional 11/15/2006 @ 101.00, MBIA		Aaa/AAA	300,000	304,230
5.00%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA		Aaa/AAA	1,000,000	1,069,870
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,
4.375%, 06/01/2026, Optional 06/01/2015 @ 100.00		Aa3/AA-	500,000	496,375
Colorado Department of Transportation,
4.20%, 06/15/2009, MBIA		Aaa/AAA	225,000	228,703
Colorado Educational & Cultural Facilities Authority:
6.00% , 12/1/2016, Optional 12/01/2010 @ 100.00, RADIAN		NR/AA	125,000	135,404
5.00%, 03/01/2018, Optional 09/01/2015 @100.00, FGIC		Aaa/AAA	500,000	536,260
5.00%, 06/01/2020, Optional 06/01/2011 @ 100.00, AMBAC		Aaa/AAA	200,000	207,926
5.00%, 12/01/2021, Optional 12/01/2011 @ 100.00, AMBAC		Aaa/NR	150,000	156,294
5.00%, 12/15/2021, Optional 12/15/2015 @100.00, MORAL OBLG		NR/A	180,000	187,317
5.125%, 09/15/2025, Optional 09/15/2015 @ 100.00, XLCA		Aaa/AAA	500,000	534,050
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG		NR/A	250,000	245,625
Colorado Health Facilities Authority Revenue, Covenant Retirement Comunities Inc.,
5.25%, 12/01/2025, Optional 12/01/2015 @ 100.00		NR/BBB	500,000	518,365

Colorado Health, Facilities Authority, Poudre Valley Health, Series A:
5.625%, 12/01/2019, Optional 12/01/2009@ 101.00, FSA		Aaa/NR	500,000	534,775
5.00%, 03/01/2025, Optional 03/01/2015 @ 100.00		Baa2/BBB	1,000,000	1,020,090
Colorado Health Facilities Authority Revenue, Steamboat Springs Health Project,
5.70%, 09/15/2023, Optional 09/15/2009 @ 101.00		NR/NR	90,000	93,964
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.00%, 09/01/2010		A3/NR	205,000	210,506
5.00%, 09/01/2011		A3/NR	210,000	215,775
5.00%, 09/01/2020, Optional 09/15/2015 @ 100.00		A3/NR	450,000	466,141
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives,
5.25%, 09/01/2021, Optional 09/01/2011 @ 100.00		Aa2/AA	500,000	521,565
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center,
5.00%, 01/15/2010		NR/BBB+	200,000	205,520
5.00%, 01/15/2020, Optional 01/15/2015 @ 100.00		NR/BBB+	440,000	454,542
Colorado Health Facilities Authority Revenue, Evangelical Lutheran,
5.25%, 06/01/2023, Optional 06/01/2016 @100.00		A3/A-	400,000	421,476
Colorado School of Mines Auxilary Facility Revenue Enterprise,
5.25%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	505,000	541,809
Colorado State College Board of Trustees, Auxilary Facilities System - Enterprise
Revenue Bonds,
5.00% ,05/15/2022, Optional 5/15/2013 @, MBIA		Aaa/AAA	660,000	692,842
Colorado State Board of Governors University - Eneterprise Revenue Bonds
5.00%, 12/01/2020, Optional 12/01/2015 @ 100.00, XCLA		Aaa/AAA	500,000	531,510
Denver City & County Excise Tax,
5.25%, 09/01/2008, FSA		Aaa/AAA	500,000	515,965
Denver City & County Golf Enterprise:
5.00%, 09/01/2018, Optional 09/01/2016 @ 100.00		Baa2/NA	350,000	356,612
5.00%, 09/01/2019, Optional 09/01/2016 @ 100.00		Baa2/NA	500,000	507,855
Douglas County Sales & Use Tax Open Space,
6.00%, 10/15/2009, FSA		Aaa/AAA	500,000	535,425
Durango Colorado Sales & Use Tax,
5.50%, 12/01/2016, Optional 12/01/2009 @ 100.00, FGIC		Aaa/AAA	200,000	211,060
Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008 @ 100.00, MBIA		Aaa/AAA	250,000	256,175
5.15%, 10/01/2015, Optional 10/01/2010 @ 100.00, MBIA		Aaa/AAA	500,000	529,275
Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	500,000	520,815
5.00%, 11/01/2019, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	100,000	103,439
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00		NR/AA	300,000	322,098
Northwest Parkway Public Highway Authority Revenue,
Zero coupon until 06/15/2011, Convertible to 5.80% until 06/15/2025,
Optional 06/15/2016 @100.00, FSA		Aaa/AAA	960,000	855,725
Superior Open Space Sales & Use Tax:
4.625%, 06/01/2015		NA/A-	100,000	101,539
4.75%, 06/01/2017, Optional 06/01/2016 @ 100.00		NA/A-	325,000	331,071
Thornton, Adams County Sales & Use Tax,
Open Space & Parks,
5.25%, 09/01/2016, Optional 09/01/2011 @ 100.00, FSA		Aaa/AAA	500,000	534,050
Mesa State College Auxiliary Facilites Enterprise Revenue,
4.25%, 05/15/2025, Optional 05/15/2015 @100.00, XLCA		Aaa/NR	500,000	493,620
University of Colorado Hospital Autority:
5.60%, 11/15/2031, Optional 11/15/2011 @100.00		Baa1/NR	445,000	464,269
University of Colorado Enterprise Systems Revenue Series A,
5.10%, 06/01/2016, Optional 06/01/2011 @ 100.00		Aa3/AA-	150,000	158,304
University of Colorado Enterprise Systems Revenue Series B:
5.00%, 06/01/2024, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	150,000	157,596
5.00%, 06/01/2026, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	750,000	792,885
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011@ 100.00, AMBAC		Aaa/AAA	500,000	525,310
Westminster Sales & Use Tax,
5.00%, 12/01/2014, Optional 12/01/2011@ 100.00		NR/AA	220,000	232,309

			19,470,000	20,154,053
Other	0.37%
Boulder County, (Atmospheric Research)
5.00%, 09/01/2022,Optional 09/01/2011 @ 100.00, MBIA		Aaa/AAA	200,000	207,676

			200,000	207,676

Utility	13.59%

Arkansas River Power Authority,
5.875%, 10/01/2026, SF 10/01/2022 XLCA		Aaa/AAA	1,000,000	1,196,940
Boulder County Water & Sewer:
5.50%, 12/01/2011, Prerefunded 12/01/2006 @ 100.00		Aa2/AA+	500,000	502,280
5.30%, 12/01/2012, Optional 12/01/2010 @ 100.00		Aa2/AA+	125,000	133,324
Broomfield Water Activity Enterprise:
5.50%, 12/01/2018, Optional 12/01/2010 @ 101.00, MBIA		Aaa/NR	500,000	537,595
4.75%, 12/01/2022, Optional 12/01/2012 @ 100.00, MBIA		AAA/NR	125,000	129,146
Colorado Water Reservior & Power Development Authority,
5.00%, 09/01/2026, Optional 09/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	526,550
Colorado Water Resources & Power Development Authority,
Drinking Water,
5.00%, 09/01/2017, Optional 09/01/2012 @ 100.00		Aaa/AAA	500,000	530,205
Colorado Water Resources & Power Development Authority,
Small Water Resources,
5.70%, 11/01/2015, Optional 11/01/2010 @ 100.00, FGIC		Aaa/AAA	500,000	537,515
Colorado Water Resources & Power Development Authority,
Waste Water Revolving Fund,
5.50%, 09/01/2019		Aa1/AA	500,000	575,935
Denver City & County Water Commission
4.75%, 12/01/2017, Optional 06/01/2013 @ 100.00, FSA		Aaa/AAA	500,000	524,030
Fort Collins, Larimer County
Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	250,000	260,970
Fort Collins, Larimer County
Water Utility Enterprise,
4.25%, 12/01/2009, Optional
12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	507,220
Fountain Valley Authority, Water Treatment,
5.20%, 12/01/2007, Optional 06/01/2006 @ 100.00		Aa2/AA	400,000	400,000
Golden Colorado Water & Waste Treatment,
4.95%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA		Aaa/NR	150,000	157,482
Municipal Subdistrict, Northern Colorado Water Conservancy District,
5.25%, 12/01/2015, Optional 12/01/2007 @ 101.00, AMBAC		Aaa/AAA	250,000	257,230
Pueblo Colorado Board Waterworks:
5.25%, 11/01/2009, FSA		Aaa/AAA	120,000	125,956
5.10%, 01/01/2019, Optional 01/01/2009 @ 102.00, AMBAC		Aaa/AAA	150,000	156,997
Thornton Colorado Water Enterprise,
5.00%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	531,155

			7,070,000	7,590,530
Total Revenue Bonds
(Cost $27,367,758)			26,740,000	27,952,259

Money Maket Mutual Funds	2.92%
Dreyfus Municipal Money Market Fund			1,631,969	1,631,969

Total Money Market Mutual Funds
(Cost $1,631,969)			1,631,969	1,631,969

Total Investments
(Cost $54,497,335)		99.52%	54,561,969	55,595,539
Other Assets in Excess of Liabilities		0.48%		269,612
Net Assets		100.00%		$ 55,865,151

Notes to Statements of Investments

** Non-income producing security.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 3 to the Notes to Statements of Investments

(2) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(3) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

(4) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(5) Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(6) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(7) This security is considered illiquid by the investment adviser. See Note 3 to the Notes to Statements of Investments
(8) When - Issued Security. Cash equivalents are segregated equal to the purchase price.

(9) Subsequent to the Fund's investment in this security of this issuer, the Fund became aware of an investment made by that issuer which raised questions about compliance with one of the Fund's fundamental investment limitations.  The investment adviser has agreed to take necessary actions to address this investment, which may include disposing of the security.

1. Significant Accounting Policies
Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") exchange are generally valued at the NASDAQ Official Closing Price ("NOCP").  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund's valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities, and (e) any other relevant matters.  With respect to significant market volatility, the Funds utilize relevant benchmarks and have established thresholds which trigger the use of fair valuation measures provided by an independent pricing service. As of August 31, 2006, securities which have been fair valued represented 7.64% and 3.68% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

Foreign Securities - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

As of August 31, 2006, the International Frontier Fund had no outstanding foreign currency contracts.

Distributions - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the period ended August 31, 2006.

Allocation of Income, Expenses and Gains and Losses - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

When-Issued Securities - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
As of August 31, 2006
Gross appreciation (excess of value over tax cost)	$37,286,282	$29,799,915
Gross depreciation (excess of tax cost over value)	(2,819,659)	(2,969,321)
Net unrealized appreciation	$34,466,623	$26,830,594
Cost of investments for income tax purposes	$148,191,431	$223,477,564

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
As of August 31, 2006
Gross appreciation (excess of value over tax cost)	$1,286,964	$1,475,326
Gross depreciation (excess of tax cost over value)	(154,011)	(1,515,697)
Net unrealized appreciation/(depreciation)	$1,132,953	$(40,371)
Cost of investments for income tax purposes	$9,607,774	$35,097,500

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
As of August 31, 2006
Gross appreciation (excess of value over tax cost)	$11,152,503	$10,263,289
Gross depreciation (excess of tax cost over value)	(1,028,678)	(1,357,218)
Net unrealized appreciation	$10,123,825	$8,906,071
Cost of investments for income tax purposes	$52,310,316	$64,439,336

		Westcore	Westcore
		Small-Cap	Small-Cap
		Opportunity Fund	Value Fund
As of August 31, 2006
Gross appreciation (excess of value over tax cost)		$4,576,431	$4,742,489
Gross depreciation (excess of tax cost over value)		(1,167,637)	(1,507,333)
Net unrealized appreciation		$3,408,794	$3,235,156
Cost of investments for income tax purposes		$17,576,670	$42,091,765

Westcore Bond Funds

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of August 31, 2006
Gross appreciation (excess of value over tax cost)	$8,136,601	$5,102,875	$1,233,930
Gross depreciation (excess of tax cost over value)	(8,002,249)	(11,282,748)	(132,435)
Net unrealized appreciation	$134,352	$(6,179,873)	$1,101,495
Cost of investments for income tax purposes	$175,516,761	$555,928,841	$54,494,044

3. Illiquid Restricted Securities
As of August 31, 2006, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of August 31, 2006 for the, Westcore Flexible Income and Westcore Plus Bond Funds was  $21,959,795 and $27,618,715, respectively, which represents 11.71% and 4.96% of the Funds' net assets, respectively, as detailed below.

ILLIQUID RESTRICTED SECURITIES as of August 31, 2006

WESTCORE FLEXIBLE INCOME FUND
	PRINCIPAL	ACQUISITION		MARKET
DESCRIPTION	AMOUNT	DATE	COST	VALUE

ACE Securities Corp., 2004 IN1, Class B,	300,000	05/21/04	$242,452	$272,000
8.8244%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$969,560
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$507,150
8.2744%, 02/24/2014
Archstone, Series 2005-C1, 7.46%, 03/20/2010	1,000,000	03/24/05	$1,000,000	$995,000
Crest Ltd. Exeter Street Solar 2004-1A, Class E1,	468,127	04/08/04	$468,127	$480,157
9.24%, 10/28/2014
Crest Ltd., Series 2003-1A, Class PS 8.50%,	200,000	08/28/12	$116,030	$124,272
08/28/2012
Crest Ltd., Series 2003-2A, Class E1 10.34%,	250,000	12/18/03	$250,000	$264,575
12/28/2013
Crest Ltd., Series 2003-2A, Class PS, 6.00%	413,450	12/18/03	$232,525	$231,048
12/28/2013
Crest Ltd., Series 2004-1A, Class PS, 7.667%	1,064,633	10/22/04	$500,587	$560,071
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	300,000	10/22/04	$285,920	$270,540
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,087,500	11/24/04	$1,087,500	$1,089,349
Class F1, 10.265%, 12/28/2014
Crystal River Capital	37,000	03/09/05	$925,000	$925,000
Denali Capital CLO III Ltd., Series 3A, Class	250,000	06/26/03	$244,250	$253,281
B2L, 13.0746%, 07/21/2008
Denali Capital CLO VI Ltd., Series 6A, Class	800,000	02/16/06	$800,000	$800,000
B2L, 9.77%, 04/21/2010
Eszopiclone Royalty Sub LLC Series IV	1,237,500	07/29/05	$1,237,500	$1,299,375
12.00%,03/15/2014
First Republic Cap Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$496,876
Global Signal Trust, 2004-2A, Class G, 7.113%,
12/15/2014	1,000,000	11/18/04	$1,000,000	$977,500
I-Preferred Term Securities I Ltd., Subordinate	100,000	12/04/02	$100,000	$89,125
Income Notes, 22.00%, 12/04/2012
Invesco Navigator Fund, 8.00%	2,000	11/15/05	$2,000,000	$2,086,020
MM Community Funding II Ltd., Series 2I,	500,000	03/12/04	$478,214	$260,000
21.28%, 12/15/2011
N-STAR Real Estate CDO Ltd., Series 2004-2A,	500,000	06/16/04	$468,475	$492,950
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$524,524	$540,469
07/26/2010:	600,000	02/07/05	$678,768	$648,562

Preferred Term Securities VI Ltd., Subordinate	100,000	06/26/02	$100,000	$60,985
Income Notes, 24.569%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	150,000	06/16/03	$150,000	$120,278
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	150,000	06/16/03	$150,000	$125,918
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$250,000	$225,156
Income Notes, 19.00%, 12/24/2013:	500,000	01/07/05	$522,794	$450,313

Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$445,000
Income Notes, 18.00%, 03/24/2014:	400,000	01/31/05	$421,941	$356,000

Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$435,925
Income Notes, 17.50%, 06/24/2014
Regional Diversified Funding, Series 2004-1,	500,000	02/13/04	$477,844	$400,000
16.849%, 02/15/2014
Regional Diversified Funding, Series 2005-1,	750,000	04/12/05	$750,000	$753,750
14.10%, 03/15/2015
River North CDO Ltd., Series 2005-1A, 12.50%,	600,000	12/22/04	$600,000	$570,000
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,525	$744,530

TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	10/16/03	$250,000	$273,500
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	92,694	08/09/01	$92,694	$103,671
Tortoise Capital Partners	36,500	12/01/05	$547,500	$547,500
Tortoise Capital Partners warrants	9,125	12/01/05	$0	$0
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$239,052	$237,500
12/15/2013
Tricadia, Series 2004-2A, Class C, 9.0669%,	491,346	10/08/04	$491,346	$488,889
12/23/2019
Tropic , Series 2003-1A, Class PS, 12.85%,	700,000	09/07/05	$619,759	$518,000
10/15/2013
Tropic, Series 2004-1A, Class PS, 16.50%,	500,000	12/02/04	$500,000	$470,000
04/15/2014
Total			$22,577,327	$21,959,795

Total Net Assets				$187,524,294

Illiquid Restricted Securities as % of Total Net Assets				11.71%

WESTCORE PLUS BOND FUND
	PRINCIPAL
	AMOUNT/	ACQUISITION		MARKET
DESCRIPTION	SHARES	DATE	COST	VALUE

ACE Securities Corp., 2004 IN1, Class B,	379,000	05/21/04	$306,302	$343,626
8.8244%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3,878,240
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$507,150
8.2744%, 02/24/2014
Archstone, Series 2005-C1, 7.46%, 03/20/2010	1,300,000	03/24/05	$1,300,000	$1,293,500
Community Reinvestment Revenue Notes,	1,250,000	06/13/06	$1,250,000	$1,249,225
5.73%, 06/01/2031
Crest Ltd., Series 2003-1A, Class PS 8.50%,	800,000	04/22/03	$464,117	$497,088
08/28/2012
Crest Ltd., Series 2003-2A, Class PS, 6.00%	620,174	12/18/03	$348,786	$346,572
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	750,000	10/22/04	$714,800	$676,350
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,000,000	11/24/04	$1,000,000	$1,001,700
Class F1, 10.265%, 12/28/2014
Eszopiclone Royalty Sub LLC Series IV	1,237,500	07/29/05	$1,237,500	$1,299,375
12.00%,03/15/2014
Global Signal Trust, 2004-2A, Class G, 7.113%,	1,225,000	11/18/04	$1,225,000	$1,197,438
12/15/2014
I-Preferred Term Securities I Ltd., Subordinate	150,000	12/04/02	$150,000	$133,687
Income Notes, 22.00%, 12/04/2012
N-STAR Real Estate CDO Ltd., Series 2004-2A,	600,000	06/16/04	$562,170	$591,540
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$524,524	$540,468
07/26/2010:	500,000	02/27/05	$565,641	$540,469
Preferred Term Securities VI Ltd., Subordinate	250,000	06/26/02	$250,000	$152,462
Income Notes, 24.569%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	350,000	06/16/03	$350,000	$280,647
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	350,000	06/16/03	$350,000	$293,808
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$250,000	$225,156
Income Notes, 19.00%, 12/24/2013:	250,000	01/07/05	$261,397	$225,157
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$445,000
Income Notes, 18.00%, 03/24/2014
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$435,925
Income Notes, 17.50%, 06/24/2014
Preferred Term Securities X1 B-3 Ltd., Subordinate	500,000	06/02/05	$503,006	$497,625
Income Notes, 5.30%, 09/24/2008
Regional Diversified Funding, Series 2004-1A,	500,000	02/13/04	$477,844	$400,000
16.849%, 02/15/2014
Regional Diversified Funding, Series 2005-1A,	750,000	04/12/05	$750,000	$753,750
14.10%, 03/15/2015
River North CDO ltd., Series 2005-1A, 12.50%,	800,000	12/22/04	$800,000	$760,000
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,525	$744,530
Strats-Daimler Chrysler CPI Notes,	1,750,000	12/27/04	$1,750,000	$1,612,275
6.00%, 11/15/2013	905,000	11/16/05	$871,577	$833,777
	385,000	11/23/05	$368,967	$354,700
	425,000	12/15/05	$406,217	$391,553

Strats-FHLB, 5.125%, 08/15/2019	1,500,000	02/24/05	$1,500,000	$1,392,300
	100,000	12/15/05	$96,687	$92,820
	50,000	12/15/05	$48,343	$46,410
	500,000	12/28/05	$481,242	$464,100
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	11/06/03	$250,000	$273,300
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	393,498	08/09/01	$393,498	$440,603
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$239,055	$237,500
12/15/2013
Tricadia, Series 2004-2A, Class C, 9.0669%,	491,346	10/08/04	$491,346	$488,889
12/23/2019
Tropic, Series 2003-1A. Class PS, 12.85%,	1,000,000	09/07/05	$885,370	$740,000
10/15/2013
Tropic, Series 2004-1A. Class PS, 16.50%,	1,000,000	01/27/06	$950,938	$940,000
04/15/2014
Total			$28,618,852	$27,618,715

Total Net Assets				$556,511,953

Illiquid Restricted Securities as % of Total Net Assets				4.96%

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:       /s/ Todger Anderson
            Todger Anderson
            Principal Executive Officer and President

Date:    October 30, 2006

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson
            Todger Anderson
            Principal Executive Officer and President

Date:    October 30, 2006

By:       /s/ Jasper R. Frontz
            Jasper R. Frontz
            Principal Financial Officer and Treasurer

Date:    October 30, 2006